As filed with the Securities and Exchange Commission on May 22, 2019
Registration No. 333-______

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ____

POST-EFFECTIVE AMENDMENT NO.____

MADISON FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Management, LLC
550 Science Drive, Madison, Wisconsin 53711
(Address of Principal Executive Offices)

(608) 274-0300
(Registrant's Telephone Number)

Kevin S. Thompson
Chief Legal Officer & Chief Administrative Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

With copies to:
Pamela M. Krill, Esq.
Godfrey & Kahn, S.C.
One East Main Street, Suite 500
Madison, Wisconsin 53705
Tele: 608-284-2226

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing shall become effective on June [ ], 2019, pursuant to Rule 488.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Title of Securities Being Registered: Class Y Shares of Madison Small Cap Fund, no par value per share, of the Registrant

The information in this Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Information Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY INFORMATION STATEMENT/PROSPECTUS, SUBJECT TO CHANGE,
DATED MAY 22, 2019

BROADVIEW ADVISORS, LLC
BROADVIEW OPPORTUNITY FUND
P.O. Box 1920
Denver, CO 80201

June [ ], 2019

Dear Shareholder:

We are sending this information to you because you are a shareholder of the Broadview Opportunity Fund (the “Acquired Fund”), the sole series of Broadview Funds Trust (the “Trust”). After careful consideration, Broadview Advisors, LLC (“Broadview”) recommended to the Board of Trustees of the Trust to approve the reorganization of the Acquired Fund into the Madison Small Cap Fund (the “Acquiring Fund”), a series of Madison Funds (the “Acquisition). The proposed Acquisition is described in more detail in the attached Combined Information Statement/Prospectus. You should review the Combined Information Statement/Prospectus carefully and retain it for future reference. The Acquisition is expected to be completed on or about July 26, 2019.

In approving the reorganization, the Board of Trustees considered, among other things, the similarities between the funds’ investment objectives and policies, the fact that the funds’ investment management fees at the time of the reorganization will be the same, that the costs of the reorganization will be borne by Madison Asset Management, LLC (“Madison”) and Broadview, the continuity of portfolio management, the distribution capabilities of Madison, and the anticipated tax-free nature of the reorganization.

Madison and Madison Investment Holdings, Inc., the parent corporation of Madison, recently entered into an agreement to acquire substantially all of the assets of Broadview, the investment adviser of the Acquired Fund (the “Transaction”). As part of the Transaction, Madison wishes to merge the Acquired Fund into the Acquiring Fund. If you remain a shareholder, your current shares in the Acquired Fund will be exchanged for Class Y shares in the Acquiring Fund. These shares will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of your shares of the Acquired Fund. The Acquired Fund would then be dissolved. Shareholders of the Acquired Fund will not be assessed any sales charges or other individual shareholder fees in connection with the proposed Acquisition. Shareholder approval is not required to effect the reorganization, and your vote is not being sought.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION. This Information Statement/Prospectus is not a solicitation of proxies. You will automatically receive shares of the Acquiring Fund in exchange for your shares of the Acquired Fund as of the closing date. You may redeem your shares prior to the closing date. If you have any questions, please contact us at 855.846.1463.

It has been a pleasure to serve you as the President of the Trust and I look forward to continuing to serve you as a portfolio manager of the Acquiring Fund.

Sincerely,

Rick Lane, President
Broadview Funds Trust

BROADVIEW OPPORTUNITY FUND
P.O. Box 1920
Denver, CO 80201

QUESTIONS AND ANSWERS

June [ ], 2019
The following questions and answers provide an overview of key features of the proposed acquisition and of key information contained in the attached Combined Information Statement and Prospectus (the “Information Statement/Prospectus”). Please review the full Information Statement/Prospectus.

1.	What is this document and why was it sent to you?
You are being sent this information because you are a shareholder of the Broadview Opportunity Fund. The attached Information Statement/Prospectus provides you with information about the proposed reorganization of Broadview Opportunity Fund (the “Acquired Fund”), the sole series of the Broadview Funds Trust (the “Trust”), into the Madison Small Cap Fund (the “Acquiring Fund”, and, together with the Acquired Fund, the “Funds”), a series of Madison Funds (the “Acquisition”). The purposes of the Information Statement/Prospectus are to: (1) provide you information about the Acquisition, and (2) provide information regarding the shares of the Acquiring Fund.
The Information Statement/Prospectus contains information that shareholders of the Acquired Fund should know and should be retained for future reference, but it is not a solicitation of proxies.

2.	Why is the Acquisition being proposed now?
Madison Asset Management, LLC (“Madison”) and Madison Investment Holdings, Inc., the parent corporation of Madison, recently entered into an agreement to acquire substantially all of the assets of Broadview Advisors, LLC (“Broadview”), the investment adviser of the Acquired Fund (the “Transaction”). Madison is the investment adviser to the Acquiring Fund. As part of the Transaction, Madison wishes to merge the Acquired Fund into the Acquiring Fund. If the Transaction is not consummated, the Acquisition will not occur.

3.	What is the purpose of the Acquisition?
The purpose of the Acquisition is to transfer the assets of the Acquired Fund into the Acquiring Fund, and distribute Class Y shares of the Acquiring Fund to shareholders of the Acquired Fund. As discussed in the Information Statement/Prospectus, after carefully considering the recommendation of Broadview and Madison, the Board of Trustees of the Trust (the “Board”) concluded that the Acquired Fund’s participation in the Acquisition would be in the best interests of the Acquired Fund and its shareholders. In reaching this conclusion, the Board considered, among other factors, the expectation that the Acquired Fund and its shareholders will not recognize any taxable gain or loss in the Acquisition and that shareholders of the Acquired Fund would benefit from becoming shareholders of the Acquiring Fund, which will have:

•	continuity of portfolio managers, as three of the four portfolio managers of the Acquired Fund will become the portfolio managers of the Acquiring Fund;

•	the same investment objective and investment strategies as the Acquired Fund;

•	substantially similar investment policies as the Acquired Fund;

•
similar expense ratio of 1.21% (excluding acquired fund fees and expenses), as Madison has agreed that the fees and expenses attributable to Class Y shares of the Acquiring Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of shares of the Acquired Fund, as reflected herein, for a period of two years from the date of closing the Acquisition; and

•	an adviser and distributor that are well positioned to facilitate the future growth of the Acquiring Fund.

4.	How will the proposed Acquisition work?
The Agreement and Plan of Reorganization and Liquidation provides for:

•
the transfer of all of the assets of the Acquired Fund to the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, in exchange for shares of beneficial interest of Class Y shares of the Acquiring Fund;

•	the distribution of the Acquiring Fund Class Y shares received by the Acquired Fund from the Acquiring Fund to shareholders of the Acquired Fund; and

•	the complete termination and liquidation of the Acquired Fund.
Existing shareholders of the Acquired Fund will become shareholders of Class Y shares of the Acquiring Fund. Immediately after the Acquisition, each former Acquired Fund shareholder will hold Acquiring Fund Class Y shares with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Acquired Fund shares. Please refer to the Information Statement/Prospectus for a detailed explanation of the Acquisition. The Acquisition is expected to occur on or about July 26, 2019 (the “Effective Time”).

5.	How will the Acquisition affect me as a shareholder of the Acquired Fund?
Each shareholder of the Acquired Fund will become a shareholder of Class Y shares of the Acquiring Fund. The shares of the Acquiring Fund that an Acquired Fund shareholder receives will have a total NAV equal to the total NAV of the shares held by such shareholder in the Acquired Fund as of the Effective Time of the Acquisition.

6.	Who manages the Acquiring Fund?
The Acquiring Fund is a series of Madison Funds, which is a Delaware statutory trust. Madison serves as investment adviser to the Acquiring Fund and currently employs a sub-adviser to manage the day-to-day investment of the Acquiring Fund’s portfolio. Madison intends to terminate the sub-adviser and employ the Acquired Fund’s portfolio management team (minus one member who plans to retire) to manage the Acquiring Fund post-Acquisition. Madison advises three registered investment companies (two open-end and one closed-end), comprising 33 separate investment portfolios.
The Acquired Fund’s current portfolio managers – Rick Lane, Faraz Farzam and Aaron Garcia – will continue to be the portfolio managers of the Acquiring Fund and will become employees of Madison. Rick Whiting, the remaining portfolio manager of the Acquired Fund, has elected to retire and will not be joining Madison.

7.	How will the Acquisition affect the advisory fees and expenses?
The Acquisition will not result in any change in the advisory fee rate of the Acquired Fund, as the investment advisory fee of the Acquired Fund, which is an annual rate of 1.00% of the Acquired Fund’s average daily net assets, is the same as the investment advisory fee of the Acquiring Fund.
In addition, the Acquisition will result in no change in the annual fund operating expense ratio (excluding acquired fund fees and expenses) currently in place for the Acquired Fund, as Madison has agreed that the fees and expenses attributable to Class Y shares of the Acquiring Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of shares of the Acquired Fund, as reflected herein, for a period of two years from the date of closing the Acquisition.

8.	Is consummation of the Acquisition subject to any conditions?
The Acquisition is subject to a number of customary conditions to close, including the receipt of a tax opinion from counsel to the Acquiring Fund to the effect that the Acquisition is expected to be tax-free for federal income tax purposes. Also, as previously noted, if the Transaction is not consummated, the Acquisition will not occur.

9.	Who is paying for expenses of the Acquisition?
Broadview and Madison are paying for the costs and expenses related to the Acquisition. The total estimate of the costs and expenses of the Acquisition, including amounts paid or to be paid by Broadview and Madison, is approximately $[ ]. Notwithstanding the foregoing, the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups, transfer taxes and similar expenses (“Portfolio Expenses”) that it may incur in connection with the purchase, sale or transfer of portfolio securities. Excluding the amounts paid or to be paid by Broadview and Madison, the total estimate of the costs and expenses of the Acquisition is approximately $[ ], or $[ ] per Acquired Fund share.

10.	Who do I call if I have questions about the Acquisition?
If you have any questions about the Acquisition, please call the Acquired Fund toll-free at 855.846.1463.

11.	Where may I find additional information regarding the Acquired Fund and the Acquiring Fund?
Additional information relating to the Acquired Fund and the Acquiring Fund has been filed with the Securities and Exchange Commission (“SEC”) and can be found in the following documents:

•
The Statement of Additional Information dated June [ ], 2019, relating to the Acquisition (the “Acquisition SAI”), which is incorporated by reference into this Information Statement/Prospectus by reference;

•
The Annual Report to Shareholders for the Acquired Fund, which contains audited financial statements for the fiscal year ended September 30, 2018, which is incorporated into this Information Statement/Prospectus by reference;

•
The Semi-Annual Report to Shareholders for the Acquired Fund (when available), which contains unaudited financial statements for the six-month period ended March 31, 2019, which is incorporated into this Information Statement/Prospectus by reference;

•
The Prospectus and Statement of Additional Information (“SAI”) of the Acquired Fund dated January 28, 2019, as supplemented and/or amended to date, which are incorporated into this Information Statement/Prospectus by reference;

•
The Annual Report to Shareholders for the Acquiring Fund, which contains audited financial statements for the fiscal year ended October 31, 2018, which is incorporated into this Information Statement/Prospectus by reference; and

•	The Prospectus and SAI of the Acquiring Fund dated February 28, 2019, as supplemented and/or amended to date, which are incorporated into this Information Statement/Prospectus by reference.
Copies of each of the foregoing documents are available, along with the Information Statement/Prospectus, upon request, without charge as noted below.
Acquired Fund            Acquiring Fund
By mail:    Broadview Opportunity Fund     Madison Funds
c/o ALPS Fund Services, Inc.        P O Box 219083
P.O. Box 1920            Kansas City, MO 64121-9083
Denver, CO 80201
By phone:    (855) 846-1463            (800) 877-6089
By Internet:    www.bvafunds.com            www.madisonfunds.com

All of this additional information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:
In person:    at the SEC’s Public Reference Room in Washington, DC
By phone:    1-202-551-8090 (for information on the operations of the Public Reference Room only)
By mail:    Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520 (duplicating fee required)
By email:     publicinfo@sec.gov (duplicating fee required)
By Internet:    www.sec.gov
Other Important Things to Note:

•	You may lose money by investing in the Acquired Fund or the Acquiring Fund.

•	The SEC has not approved or disapproved these securities or passed upon the adequacy of the Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

COMBINED INFORMATION STATEMENT/PROSPECTUS

Dated June [ ], 2019

FOR THE ACQUISITION OF

BROADVIEW OPPORTUNITY FUND (the “Acquired Fund”)
a series of Broadview Funds Trust
P.O. Box 1920
Denver, CO 80201

BY

MADISON SMALL CAP FUND (the “Acquiring Fund”)
a series of Madison Funds®
550 Science Drive
Madison, WI 53711

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY

This Combined Information Statement and Prospectus (the “Information Statement/Prospectus”) is being sent to you because you are a shareholder of the Acquired Fund.
The Acquired Fund is a series of the Broadview Funds Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust (the “Trust”). The Acquiring Fund is a series of Madison Funds, an open-end management investment company registered with the SEC and organized as a Delaware statutory trust. If you choose to remain a shareholder, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization and Liquidation, your current shares of the Acquired Fund will be exchanged for Class Y shares in the Acquiring Fund at the close of the reorganization (the “Acquisition”).
This Information Statement/Prospectus sets forth the basic information you should know before deciding whether to remain a shareholder. You should read it and keep it for future reference. Additional information relating to the Acquiring Fund and this Information Statement/Prospectus is set forth in the Statement of Additional Information to this Information Statement/Prospectus dated June [ ], 2019 (the “Acquisition SAI”), which is incorporated by reference into this Information Statement/Prospectus. Additional information about the Acquiring Fund has been filed with the SEC and is available upon request and without charge by writing to the Acquiring Fund or by calling (800) 877-6089. The Acquired Fund expects that this Information Statement/Prospectus will be mailed to shareholders on or about June [ ], 2019.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION
On May 13, 2019, the Board of Trustees of the Trust (the “Board”) approved the Agreement and Plan of Reorganization and Liquidation (the “Plan”). The Plan provides for:

•
the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of Class Y shares of the Acquiring Fund, and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•	the distribution of the Acquiring Fund Class Y shares received by the Acquired Fund from the Acquiring Fund to shareholders of the Acquired Fund; and

•	the complete termination and liquidation of the Acquired Fund.
Existing shareholders of the Acquired Fund will become shareholders of Class Y shares of the Acquiring Fund. Immediately after the Acquisition, each former shareholder will hold Acquiring Fund Class Y shares, with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Acquired Fund shares. The Acquired Fund and the Acquiring Fund (collectively referred to as the “Funds”) expect that shareholders of the Acquired Fund will recognize no gain or loss for federal income tax purposes in connection with the Acquisition. The consummation of the Acquisition is expected to occur on or about July 26, 2019 (the “Effective Date”).
Based on its consideration of, among other factors, the anticipated tax-free nature of the Acquisition and the benefits expected to be received by shareholders of the Acquired Fund in becoming shareholders of the Acquiring Fund, the Board concluded that the Acquisition is in the best interests of the Acquired Fund and its shareholders. In reaching this conclusion, the Board determined that the investment objective and investment strategies of the Acquired Fund and the Acquiring Fund will be substantially the same, the investment policies of the Funds will be substantially the same, the advisory fees of the Funds will be the same, three of the four portfolio managers of the Acquired Fund will continue as the portfolio managers of the Acquiring Fund, and the investment adviser of the Acquiring Fund has agreed that the fees and expenses attributable to Class Y shares of the Acquiring Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of shares of the Acquired Fund, as reflected herein, for a period of two years from the Effective Date.
For a more complete discussion of the factors considered by the Board in approving the Acquisition, see “Information about the Acquisition—Reasons for the Acquisition.”
SUMMARY
Introduction. The following summary highlights differences between the Funds. This summary is not complete and does not contain all of the information that is in the Combined Information Statement/Prospectus. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and the Plan, a form of which is attached to this Information Statement/Prospectus as Appendix A. Shareholders should read this entire Information Statement/Prospectus carefully. For more complete information, please read the Prospectus of each of the Acquired Fund and the Acquiring Fund. This Information Statement/Prospectus is being mailed to shareholders of the Acquired Fund on or about June [ ], 2019.
Comparison of Investment Advisory Fees. The Funds have similar investment advisory agreements and pay advisory fees at the same annual rates. Each Fund’s contractual fee rate is 1.00%, expressed as an annualized percentage of average daily net assets, accrued daily and paid monthly.
Comparison of Other Expenses. Under a separate Services Agreement with the Acquiring Fund, Madison Asset Management, LLC (“Madison”), provides or arranges to have a third party provide the Acquiring Fund with such services as it may require in the ordinary course of its business. Services to the Acquiring Fund include compliance services, transfer agent services, custodial services, fund administration services, fund accounting services, and such other services necessary to conduct the Acquiring Fund’s business (exclusive of certain expenses, such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and certain other expenses). The current contractual rate is 0.25%, expressed as an annualized percentage of average daily net assets, accrued daily and paid monthly. The Acquired Fund has no such contractual arrangement and therefore pays all expenses directly, which for the fiscal year ended September 30, 2018 were 0.21%, expressed as an annualized percentage of average daily net assets, accrued daily and paid monthly. In conjunction with the reorganization, Madison has agreed that the fees and expenses attributable to Class Y shares of the Acquiring Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of shares of the Acquired Fund, as reflected herein, for a period of two years from the Effective Date.
Fee Table. The purpose of the fee table below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Funds. The fee table shown below is based on actual expenses incurred for the fiscal year ended September 30, 2018 for the Acquired Fund, and for the Acquiring Fund for the fiscal year ended October 31, 2018, and the estimated (pro forma) annual expenses for the Acquiring Fund in its first year following the Acquisition. Pro forma numbers are estimated in good faith and are hypothetical.

	Acquired Fund (current)	Acquiring Fund (current)	Acquiring Fund (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)	Shares	Class Y	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) as a percentage of amount redeemed)	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees	None	None	None
Other Expenses	0.21%	0.25%[2]	0.21%[2,4]
Acquired Fund Fees and Expenses[1]	0.02%	0.05%	0.02%
Total annual fund operating expenses	1.23%[3]	1.30%[3]	1.23%
1Acquired fund fees and expenses represent the pro rata expense indirectly incurred by the Funds as a result of its investment in other investment companies.
2Under a separate Services Agreement, Madison provides or arranges to have a third party provide the Acquiring Fund with such services as it may require in the ordinary course of its business. Services to the Acquiring Fund include compliance services, transfer agent services, custodial services, fund administration services, fund accounting services, and such other services necessary to conduct the Acquiring Fund’s business (exclusive of certain expenses, such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and certain other expenses).
3Total annual fund operating expenses of the Funds do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
4In conjunction with the reorganization, the Services Agreement fees for Class Y (and Class A and B shares of the Acquired Fund not offered in this prospectus) are reduced to 0.21% for at least two years after the Effective Date.
The above fee table does not include the costs or fees of the Acquisition. Please see “Information about the Acquisition—Costs of the Acquisition” below.
Expense Example. The following example is intended to help you compare the cost of investing in the Acquired Fund shares with the cost of investing in the Acquiring Fund Class Y shares, and on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the applicable Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s total net annual fund operating expenses (as set forth above) remain the same. The pro forma example includes any contractual agreements for the Class Y shares of the Acquiring Fund for the first two years and on the total annual fund operating expenses without any contractual agreements for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund/Class	Year 1	Year 3	Year 5	Year 10
Acquired Fund Shares	$125	$390	$675	$1,487
Acquiring Fund Class Y	$132	$412	$713	$1,568
Acquiring Fund Class Y (pro forma)	$125	$394	$688	$1,526
Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual fund operating expenses or in the expense example, affect a Fund’s performance. During the fiscal year ended September 30, 2018, the Acquired Fund’s portfolio turnover rate was 49% of the average value of the Fund’s portfolio. During the fiscal year ended October 31, 2018, the Acquiring Fund’s portfolio turnover rate was 16% of the average value of the Fund’s portfolio.
Performance Comparison. Set forth below is the performance information for the Acquired Fund and the Acquiring Fund. Because the Acquired Fund will be the accounting survivor of the Acquisition, the Acquiring Fund will carry over the performance record of the Acquired Fund.
The bar charts and tables shown below provide some indication of the risks of investing in the Acquired Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. Each Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information current to the most recent month end is available for the Acquiring Fund at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089, and for the Acquired Fund is available on its website at www.bvafunds.com.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Broadview Opportunity Fund (Acquired Fund)
Calendar Year Total Returns
The Acquired Fund is the successor to the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Acquired Fund on November 29, 2013. Accordingly, the performance shown in the bar chart and the performance table for periods prior to November 29, 2013 represents the performance of the Predecessor Fund. Prior to November 29, 2013, Broadview served as sub-adviser to the Predecessor Fund and another investment adviser served as the investment adviser to the Predecessor Fund. The Predecessor Fund had the same investment objective and substantially similar investment strategies as the Acquired Fund.
During the ten year period shown on the bar chart, the Acquired Fund’s highest total return for a quarter was 25.25% (quarter ended September 30, 2009) and the lowest total return for a quarter was -22.23% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Return Before Taxes	-12.09%	1.41%	11.83%
Return After Taxes on Distributions	-15.95%	-1.11%	9.99%
Return After Taxes on Distributions and Sale of Fund Shares	-3.86%	1.20%	9.85%

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-11.01%	4.41%	11.97%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	-10.00%	5.15%	13.15%
Madison Small Cap Fund (Acquiring Fund)
Calendar Year Total Returns for Class Y Shares
During the ten-year period shown on the bar chart, the Acquiring Fund’s highest total return for a quarter was 21.84% (quarter ended September 30, 2009) and the lowest total return for a quarter was -19.50% (quarter ended September 30, 2011).

Average Annual Total Returns for Y Shares
(for periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Return Before Taxes	-13.05%	2.93%	11.15%
Return After Taxes on Distributions	-19.22%	0.44%	9.53%
Return After Taxes on Distributions and Sale of Fund Shares	-3.45%	2.26%	9.28%

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-11.01%	4.41%	11.97%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-12.86%	3.61%	10.40%
The performance history of the Acquiring Fund will not survive consummation of the Acquisition; rather, the performance history of the Acquired Fund will survive.
Comparison of Investment Objectives and Principal Investment Strategies. The investment objective of both the Acquired Fund and the Acquiring Fund is to seek capital appreciation. In their management of the Acquiring Fund following consummation of the Acquisition, the portfolio managers, who are three of the four portfolio managers of the Acquired Fund, intend to follow the same investment strategies utilized in managing the Acquired Fund.
Changes to Investment Objective and Principal Investment Strategies. The Acquired Fund’s investment objective and strategies may be changed, without approval of the Fund’s shareholders, upon 60 days’ written notice to shareholders. The Acquiring Fund’s investment objective is a fundamental policy (see below) and cannot be changed without the approval of a majority of the Fund’s outstanding voting securities. The Acquiring Fund’s investment strategies may be changed, without approval of the Fund’s shareholders, upon 60 days’ written notice to shareholders.
Fundamental and Non-Fundamental Investment Policies.
Fundamental Policies. Fundamental investment policies are policies that, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without a shareholder vote. The 1940 Act requires a fund to disclose whether it has certain policies relating to, for example, borrowing money or issuing senior securities, and that these policies be fundamental. The Acquiring Fund has substantially similar fundamental policies as the Acquired Fund but may be stated differently to match the standardized policies of other Madison Funds, as illustrated in the table below.

Fundamental Policies
Acquired Fund	Acquiring Fund
1.    The Acquired Fund will not purchase securities of any issuer (other than the United States or an instrumentality of the United States) if, as a result of such purchase, the Acquired Fund would hold more than 10% of the voting securities of such issuer or more than 5% of the Acquired Fund’s total assets, taken at current value, would be invested in securities of such issuer, except that up to 25% of the Acquired Fund’s total assets may be invested without regard to these limitations.

1.    The Acquiring Fund will not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (i) such purchase would cause more than 5% of the Acquiring Fund’s total assets taken at market value to be invested in the securities of such issuer or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Acquiring Fund.

2.    The Acquired Fund will not invest 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. Government securities, in securities issued by companies primarily engaged in the same industry.

2.    The Acquiring Fund will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

3. The Acquired Fund may borrow money or issue senior securities to the extent permitted under the 1940 Act.
3.    The Acquiring Fund will not borrow money, except that it may (i) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (ii) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank, the fund’s aggregate borrowings from any source do not exceed 33 1/3% of the Acquiring Fund’s total assets (including the amount borrowed). If, after borrowing from a bank, the Acquiring Fund’s aggregate borrowings later exceed 33 1/3% of the Acquiring Fund’s total assets, the Acquiring Fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. The Acquiring Fund may make additional investments while it has borrowings outstanding, and the Acquiring Fund may make other borrowings to the extent permitted by applicable law.

         See Fundamental policy number 15 below with respect to issuing senior securities.

4.    The Acquired Fund will not make loans of money (except for the lending of the Acquired Fund’s portfolio securities and purchases of debt securities consistent with the Acquired Fund’s investment policies).

4.    The Acquiring Fund may not make loans, except through (i) the purchase of debt obligations in accordance with the Acquiring Fund’s investment objective and policies, (ii) repurchase agreements with banks, brokers, dealers and other financial institutions, and (iii) loans of securities as permitted by applicable law.

5.    The Acquired Fund will not act as an underwriter or distributor of securities other than shares of the Acquired Fund (except to the extent that the Acquired Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).
5. The Acquiring Fund may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Acquiring Fund may be deemed to be an underwriting.

Fundamental Policies
Acquired Fund	Acquiring Fund
6.    The Acquired Fund will not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate).

6.    The Acquiring Fund may not purchase, hold or deal in real estate, although it may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Acquiring Fund as a result of the ownership of securities.

7.    The Acquired Fund will not purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Acquired Fund from engaging in transactions involving futures contracts and options thereon or other investments that are secured by commodities. (The Acquired Fund will only invest in such securities to the extent such investments are consistent with its investment objectives.)

7.    The Acquiring Fund may not invest in commodities or commodity contracts, except that the Fund may invest in currency, and financial instruments and contracts that are commodities or commodity contracts.

8.    The Acquired Fund will not purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that the Acquired Fund, to the extent permitted by the 1940 Act, may (i) borrow money; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.
8. The Acquiring Fund does not have a fundamental policy on purchasing securities on margin (but see fundamental policy number 3 above).
9.    No corresponding fundamental policy but the Acquired Fund’s investment objective of capital appreciation is a non-fundamental policy (see “Comparison of Investment Objectives and Principal Investment Strategies” above and non-fundamental policy number 4 below).
9. The Acquiring Fund seeks to provide capital appreciation (this is the Acquiring Fund’s investment objective).
10. The Acquired Fund may sell securities short and write or invest in put and call options to the extent permitted by the 1940 Act.	10. No corresponding fundamental policy but the Acquiring Fund has a non-fundamental policy restricting short sales to only short sales against the box (see non-fundamental policy number 4 below).
11. The Acquired Fund may pledge or hypothecate its assets to secure its borrowings.	11. No corresponding policy.
12. The Acquired Fund will not make investments for the purpose of exercising control or management of any company.	12. No corresponding policy.
13.     The Acquired Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or trustee of the Trust or an officer, director or other affiliated person of its investment adviser.
13. No corresponding policy.
14. The Acquired Fund will not purchase any interest in oil, gas or other mineral leases or any interest in any oil, gas, or any other mineral exploration or development program.	14. No corresponding policy.
15. See Fundamental policy number 3 above for the Acquired Fund’s fundamental policy with respect to issuing senior securities.	15. The Acquiring Fund may not issue senior securities to the extent such issuance would violate applicable law.
Non-Fundamental Policies. Non-fundamental investment policies may be changed by the Board of Trustees of the Funds without a shareholder vote. A comparison of the Funds’ non-fundamental policies is set forth below.

Non-Fundamental Policies
Acquired Fund	Acquiring Fund
1. The Acquired Fund will not invest more than 15% of the value of its net assets in illiquid securities.	1. The Fund may not purchase any security which is not readily marketable if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities.
2.    The Acquired Fund’s investments in warrants will be limited to 5% of the Acquired Fund’s net assets. Included within such 5%, but not to exceed 2% of the value of the Acquired Fund’s net assets, may be warrants which are not listed on either the New York Stock Exchange (the “NYSE”) or the NYSE American.
2. No corresponding policy.
3.    The Acquired Fund has a fundamental policy which allows for short sales and writing or investing in put and call options to the extent permitted by the 1940 Act (see fundamental policy number 10 above).
3. The Fund may not sell securities short or maintain a short position, except for short sales against the box.
4. The Acquired Fund seeks capital appreciation (this is the Acquired Fund’s investment objective).
4.    No corresponding non-fundamental policy but the Acquiring Fund’s investment objective of seeking to provide capital appreciation is a fundamental policy (see “Comparison of Investment Objectives and Principal Investment Strategies” above and fundamental policy number 10 above).

Principal Risks. The principal risks of the Acquiring Fund are substantially the same as those of the Acquired Fund but may be stated differently to match the standardized policies of other Madison Funds. A description of each of these risks is provided below.

Principal Risks
Acquired Fund	Acquiring Fund
Stock Market Risk: The prices of the securities in which the Acquired Fund invests may decline for a number of reasons. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

Market Risk.  The share price of the Acquiring Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Acquiring Fund will go down (unless another security’s price rises by an offsetting amount). If the Acquiring Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Equity Risk.  The Acquiring Fund is subject to equity risk. Equity risk is the risk that securities held by the Acquiring Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Acquiring Fund participate, and the particular circumstances and performance of particular companies whose securities the Acquiring Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Management Risk: The ability of the Acquired Fund to meet its investment objective is directly related to Broadview’s investment strategies for the Acquired Fund. The value of your investment in the Acquired Fund may vary with the effectiveness of Broadview’s research, analysis and asset allocation among portfolio securities. If Broadview’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.
Not a principal risk of the Acquiring Fund.
Smaller Capitalization Companies Risk: Smaller capitalization companies (generally companies with market capitalizations within the capitalization range of the Russell 2000® Index) typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. There is a risk that the securities of smaller capitalization companies may have limited liquidity and greater price volatility than securities of larger capitalization companies, which can negatively affect the Acquired Fund’s ability to sell these securities at quoted market prices. As a result, the Acquired Fund may have to sell securities of smaller capitalization companies at a lower price than Broadview may prefer, or it may have to sell in smaller than desired quantities over a period of time. Finally, there are periods when investing in smaller capitalization company stocks falls out of favor with investors and these stocks may underperform.

Small Cap Risk – Price Volatility.  Due to its focus on small cap companies, the Acquiring Fund may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.

Small Cap Risk—Illiquidity. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the Acquiring Fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can also be difficult to value.

Growth Stock Risk: Growth stocks experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other stocks. Therefore, growth stocks may be more sensitive to changes in current or expected earnings than other stocks. Growth stocks may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion Broadview anticipates.

Value Investing Risk. The Acquiring Fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns. However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

Not a principal risk of the Acquired Fund.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Not a principal risk of the Acquired Fund.
Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Acquiring Fund’s portfolio, the Acquiring Fund is susceptible to capital gain realization. In other words, when the Acquiring Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Acquiring Fund’s sale of just a few positions will represent a larger percentage of the Acquiring Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Not a principal risk of the Acquired Fund.
Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Federal Income Tax Consequences. The Acquisition will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), with substantially the following results: no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the Acquisition. The aggregate adjusted tax basis of the shares of the Acquiring Fund received by a shareholder of the Acquired Fund (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate adjusted tax basis of the shareholder’s shares of the Acquired Fund. The holding period of the shares of the Acquiring Fund received by a shareholder of the Acquired Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Acquired Fund held by the shareholder, provided that such shares are held as capital assets by the shareholder of the Acquired Fund at the time of the Acquisition. The holding period and adjusted tax basis of each asset of the Acquired Fund in the hands of the Acquiring Fund as a result of the Acquisition will generally be the same as the holding period and adjusted tax basis of each such asset in the hands of the Acquired Fund prior to the Acquisition. It is a condition to the closing of the Acquisition that both the Acquired Fund and Acquiring Fund receive an opinion of Godfrey & Kahn, S.C. confirming these consequences, as further discussed below under “Information About the Acquisition—Federal Income Tax Consequences.” An opinion of counsel is not binding on the Internal Revenue Service.
Additional tax considerations are discussed under the section on “Information about the Acquisition—Federal Income Tax Consequences.”
Comparison of Purchase and Redemption Procedures. The Acquired Fund has a minimum initial investment of $1,000 for all accounts and subsequent investments may be made with a minimum investment amount of $100 ($50 if purchases through the Automatic Investment Plan). The Class Y shares of the Acquiring Fund have a minimum initial investment of $25,000 for shares purchased directly from the Acquiring Fund. Class Y shares are also available for purchase by the following investors at a reduced minimum initial investment amount of $1,000 for non-retirement accounts and $500 for retirement accounts:

•	Dealers and financial intermediates that have entered into arrangements with the Acquiring Fund’s distributor to accept orders on behalf of their clients.

•	The fund-of-funds and managed account programs managed by Madison.

•	Investment advisory clients of Madison and its affiliates.

•	Members of the Board of Trustees of Madison Funds and any other board of trustees affiliated with Madison.

•	Individuals and their immediate family members who are employees, directors or officers of the adviser, any subadviser, or any service provider of Madison Funds.

•	Any investor, including their immediate family members, who owned Class Y shares of any Madison Mosaic Fund as of April 19, 2013.

•	Any investor, including their immediate family members, who owned shares of the Broadview Opportunity Fund as of [ ], 2019.
The minimum subsequent investment for the Class Y shares of the Acquiring Fund is $50 for all purchases.
Shares of both Funds are redeemed at a price equal to the NAV next determined after the redemption request is accepted in good order by the Funds. The Acquired Fund shares and the Acquiring Fund Class Y shares do not impose any redemption fees or contingent deferred sales charges. Both Funds have reserved the right to redeem shares “in-kind” under certain circumstances.
More information on purchase and redemption procedures of the Acquiring Fund is provided in Appendix B.
Service Providers. The service providers of the Funds are noted below.

Service Provider	Acquired Fund	Acquiring Fund
Investment Adviser	Broadview	Madison
Sub-Adviser	None	Wellington Management Company LLP (“Wellington”)
Independent Registered Accounting Firm	Cohen & Company, Ltd	Deloitte & Touche LLP
Administrator and Fund Accountant	ALPS Fund Services, Inc.	State Street Bank & Trust Company (“State Street”)
Custodian	MUFG Union Bank, N.A.	State Street
Distributor	ALPS Distributors, Inc.	MFD Distributor, LLC
Transfer Agent	ALPS Fund Services, Inc.	DST Asset Manager Solutions Inc. (“DST”)
Madison does not expect to make any changes to the service providers to the Acquiring Fund as a result of the Acquisition, except that it intends to terminate Wellington as a sub-adviser to the Fund.
INFORMATION ABOUT THE ACQUISITION
Introduction. This Information Statement/Prospectus is provided to you because you are a shareholder in the Acquired Fund. This information describes the Acquisition of the assets and assumption of the liabilities of the Acquired Fund by the Acquiring Fund and the subsequent liquidation and dissolution of the Acquired Fund. This Information Statement/Prospectus is being mailed to shareholders of the Acquired Fund on or about June [ ], 2019.
Description of the Plan. The Acquisition is expected to be consummated as of the Effective Date. Under the Plan, the Acquired Fund will transfer all of its assets to the Acquiring Fund and, in exchange, the Acquiring Fund will assume all the Acquired Fund’s liabilities and will issue Class Y shares of the Acquiring Fund (the “Acquisition Shares”) to the Acquired Fund. The value of the Acquired Fund’s assets, as well as the number of Acquisition Shares to be issued to the Acquired Fund, will be determined in accordance with the Plan. The Acquisition Shares to be issued will have an aggregate NAV equal to the aggregate value of the assets received from the Acquired Fund, less the aggregate liabilities assumed by the Acquiring Fund in the Acquisition, except for any reduction resulting from the payment by the Acquiring Fund or the Acquired Fund of the expenses described under the heading “Costs of the Acquisition” below. The Acquisition Shares will immediately be distributed to Acquired Fund shareholders in proportion to their holdings of shares of the Acquired Fund, in liquidation of the Acquired Fund. As a result, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. The NAV of the Funds will be computed as of the close of regular trading on the New York Stock Exchange on the Effective Date (the “Valuation Time”).
Following the distribution of the Acquisition Shares of the Acquiring Fund in full liquidation of the Acquired Fund, the Acquired Fund will wind up its affairs, cease operations and dissolve as soon as is reasonably practicable after the Acquisition.
Broadview and Madison are paying for the costs and expenses related to the Acquisition, except for certain transfer taxes and other costs described under the heading “Costs of the Acquisition” below. The total estimate of the costs and expenses of the Acquisition, including amounts paid or to be paid by Broadview and Madison, is approximately $[ ] or $[ ] per Acquired Fund share. Excluding the amounts paid or to be paid by Broadview and Madison, the total estimate of the costs and expenses of the Acquisition is approximately $[ ] or $[ ] per Acquired Fund share
The Acquisition will be consummated on the Effective Date and is conditioned upon satisfying the terms of the Plan. Under applicable legal and regulatory requirements, none of the Acquired Fund’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights (i.e., to demand the fair value of their shares in connection with the Acquisition). Therefore, shareholders will be bound by the terms of the Plan. However, any shareholder of the Acquired Fund may redeem his or her shares prior to the Effective Date.
Completion of the Acquisition is subject to certain conditions set forth in the Plan, some of which may be waived by a party to the Plan. The Plan may be amended in any mutually agreed manner, and may be terminated by mutual consent. In addition, either party has the right to terminate the Plan under certain circumstances. The form of the Plan is attached as Appendix A.
Reasons for the Acquisition. At a meeting of the Board held on May 2, 2019 (the “Board Meeting”), Broadview and Madison recommended that the Board approve the proposed Plan. At the Board Meeting, the Board reviewed detailed information provided by Broadview and Madison, and considered, among other things, the factors discussed below, in light of their fiduciary duties under federal and state law. After careful consideration, and at a subsequent meeting held on May 13, 2019, the Board, including all trustees who are not “interested persons” of the Acquired Fund, Broadview or its affiliates, with the advice and assistance of counsel, determined that the Acquisition would be in the best interests of the Acquired Fund. The Board approved the Plan and the Acquisition.
In approving the proposed Plan, the Board considered, among other things:

•	the terms of the Acquisition, including the anticipated tax-free nature of the transaction for the Acquired Fund and its shareholders;

•	that the investment objectives, investment strategies and investment policies of the Funds are substantially the same;

•	that three of the four portfolio managers of the Acquired Fund will continue as portfolio managers of the Acquiring Fund;

•
that the advisory fees to be paid to Madison under the Acquiring Fund’s investment advisory agreement will be the same as those paid to Broadview under the Acquired Fund’s current investment advisory agreement and that Madison has agreed that the fees and expenses attributable to Class Y shares of the Acquiring Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of shares of the Acquired Fund, as reflected herein, for a period of two years from the Effective Date;

•	that Madison and the distributor of the Madison Funds are well positioned to facilitate the future growth of the Acquiring Fund;

•	that the Acquisition will not result in the dilution of shareholders’ interests;

•	the reasonableness of the terms of the Plan;

•	that the Funds will not bear the costs of the Acquisition, except for the transfer taxes and certain portfolio repositioning costs described under the heading “Costs of the Acquisition” below; and

•	other alternatives to the Acquisition, including liquidation (which would impose transaction and other costs and would not be tax-free).

Based on the foregoing and additional information presented at the Board Meeting, the Board determined that the Acquisition and the Plan would be in the best interests of the Acquired Fund and its shareholders. The Board approved the Plan.
Section 15(f) Considerations. As part of the asset purchase agreement between Madison and Broadview, Madison has made certain covenants regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Acquisition, involving the assignment of an investment advisory agreement as long as two conditions are satisfied.
The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Acquisition, or as a result of any express or implied terms, conditions or understandings applicable to the Acquisition. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the assignment whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated as part of the Acquisition, and Madison has agreed to refrain from imposing or seeking to impose, for a period of two years after the Effective Date, any “unfair burden” on the Acquiring Fund.
The second condition requires that, during the three-year period immediately following the closing of such transaction, at least 75% of the investment company’s board of trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor of the investment adviser. The Acquiring Fund’s board of trustees currently satisfies this 75% requirement, and Madison has agreed to refrain from acting in a manner that would prevent the 75% requirement from being met for the three-year period following the Effective Date.
Description of the Securities to be Issued. The Declaration of Trust of Madison Funds permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of each series within Madison Funds with no par value per share. The Acquiring Fund is a series of Madison Funds which, as of the Effective Date, will consist of three classes of shares: Class A, Class B and Class Y. Under the Plan, the Acquiring Fund will issue Class Y shares for distribution to the Acquired Fund shareholders.
Each share of beneficial interest of the Acquiring Fund has one vote and shares equally in dividends and distributions when and if declared by the Acquiring Fund and in the Acquiring Fund’s net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. The shares do not entitle the holder thereof to preference, preemptive, appraisal, conversion or exchange rights, except as the Board of Trustees of Madison Funds may determine. Shares do not have cumulative voting rights. Shareholders of the Acquiring Fund vote, as a series of Madison Funds, to change, among other things, a fundamental policy of the Acquiring Fund and to approve the Acquiring Fund’s investment advisory contract. The Acquiring Fund is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Board of Trustees of Madison Funds, it is necessary or desirable to submit matters for a shareholder vote. Shares of the Acquiring Fund will be sold and redeemed based upon their NAV per share next determined after receipt of the purchase or redemption request.
Dividends and Other Distributions. On or before the Valuation Time, the Acquired Fund may make one or more distributions to shareholders. Such distributions generally will be taxable as ordinary income or long-term capital gain to shareholders that hold their shares of the Acquired Fund in a taxable account.
Share Certificates. The Acquiring Fund will not issue certificates representing Acquiring Fund shares generally or in connection with the Acquisition. Ownership of the Acquiring Fund’s shares will be shown on the books of the Acquiring Fund’s transfer agent.
Federal Income Tax Consequences. The Acquisition is expected to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code, and thus is not expected to result in the recognition of gain or loss by either the Acquired Fund or its shareholders. As a condition to the closing of the Acquisition, subject to certain stated assumptions, limitations, exceptions and qualifications contained therein, the Acquired Fund and the Acquiring Fund will receive an opinion from Godfrey & Kahn, S.C. substantially to the effect that, for United States federal income tax purposes:

•
the Acquired Fund’s transfer of all of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired fund, followed by the Acquired Fund’s distribution of the shares of the Acquiring Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•
under Sections 361 and 357 of the Code, the Acquired Fund will not recognize gain or loss (i) upon the transfer of all of its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or (ii) upon the distribution of the Acquiring Fund shares to the shareholders of the Acquired Fund in liquidation;

•
under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon its receipt of the assets of the Acquired Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund;

•
under Section 362(b) of the Code, the adjusted tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund will be the same as the adjusted tax basis of such asset in the hands of the Acquired Fund immediately prior to the transfer thereof;

•
under Section 1223(2) of the Code, the holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such asset was held or treated for federal income tax purposes as held by the Acquired Fund;

•
under Section 354 of the Code, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund shares as part of the Acquisition;

•
under Section 358 of the Code, the aggregate adjusted tax basis of the Acquiring Fund shares that each Acquired Fund shareholder receives in the Acquisition will be the same as the aggregate adjusted tax basis of the Acquired Fund shares exchanged therefor;

•
under Section 1223(1) of the Code, each Acquired Fund shareholder’s holding period for the Acquiring Fund shares received in the Acquisition will include the period for which such shareholder held or is treated for federal income tax purposes as having held the Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held such Acquired Fund shares as capital assets; and

•
The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to any applicable conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

This opinion of counsel will not be binding on the Internal Revenue Service or a court and there is no assurance that the Internal Revenue Service or a court will not take a view contrary to those expressed in the opinion.
The ability of the Acquiring Fund to carry forward capital losses of the Acquired Fund and use such losses to offset future gains may be limited as a direct result of the Acquisition. However, as of the fiscal year ended for the Acquired Fund (September 30, 2018) and the Acquiring Fund (October 31, 2018), there were no capital loss carryforwards.
Shareholders of the Acquired Fund are encouraged to consult their tax advisers regarding the effect, if any, of the Acquisition in light of their individual circumstances. Because the foregoing only relates to the federal income tax consequences of the Acquisition, those shareholders also should consult their tax advisers as to foreign, state and local tax consequences, if any, of the Acquisition.

Capitalization Information. The following table shows the capitalization of each of the Funds as of October 31, 2018, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Fund by the Acquiring Fund at net asset value as of October 31, 2018:

Share Class	Acquired Fund	Acquiring Fund	Pro Forma Adjustments	Acquired Fund Pro Forma Combined
Shares/Class Y:
Net Assets	$489,371,593	$38,932,183	—	$528,303,776
Shares Outstanding[1]	14,066,295	2,545,906	17,939,695	34,551,896
Net Asset Value per Share	$34.79	$15.29	—	$15.29
Class A and B:
Net Assets	N/A	$3,783,911	—	$3,783,911
Shares Outstanding	N/A	250,035	—	250,035
Net Asset Value per Share	N/A	$15.13	—	$15.13
Total:
Net Assets	$489,371,593	$42,716,094	—	$532,087,687
Shares Outstanding[1]	14,066,295	2,795,941	17,939,695	34,801,931
1The Acquired Fund shares will be exchanged for Class Y shares of the Acquiring Fund at the Acquiring Fund’s ending NAV calculated as of the Valuation Time.
Costs of the Acquisition. Acquisition costs, estimated at approximately $[ ], will be borne by Broadview and Madison, not the Funds. Such costs include printing and mailing expenses and the costs of terminating the Acquired Fund following the Acquisition.
Notwithstanding the foregoing, the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups, transfer taxes and similar expenses (“Portfolio Expenses”) that it may incur in connection with the purchase, sale or transfer of portfolio securities. Excluding the amounts paid or to be paid by Broadview and Madison, the total estimate of the costs and expenses of the Acquisition is approximately $[ ], or $[ ] per Acquired Fund share.
INFORMATION ABOUT THE FUNDS
Each of the Acquired Fund and the Acquiring Fund is a diversified investment company registered under the 1940 Act. The Acquired Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust. The Acquiring Fund is a series of Madison Funds, an open-end management investment company organized as a Delaware statutory trust.
Management of the Trust. Each Fund’s Board of Trustees oversees the management of the business and affairs of its respective Fund. Each Fund’s Board of Trustees approve all significant agreements between the respective Fund and persons or companies furnishing services to it, including the Fund’s agreements with its investment adviser. The day-to-day operations of each Fund are delegated to the officers of the respective Fund, subject to the general supervision by its Board of Trustees. Subsequent to the consummation of the Acquisition, the Board of Trustees and officers of the Acquired Fund will be replaced by the Board of Trustees and officers of the Acquiring Fund.
The following table presents information about the Board of Trustees and officers of Madison Funds (the Acquiring Fund is a series of Madison Funds, which has one Board of Trustees for all its series) as of the date hereof.

Interested Trustees and Officers

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/ Trustee[1]	Other Directorships Held by Director/ Trustee
Katherine L. Frank[2] 1960	Trustee, 2009 – Present[3]
Madison Investment Holdings, Inc. (“MIH”) (affiliated investment advisory firm of Madison), Vice President, Corporate Management, 2018 - Present; Chief Operating Officer, 2010 - 2017; Executive Committee Member, 2010 - 2018
Madison Asset Management, LLC (“Madison”), Vice President, Corporate Management, 2018 - Present; Chief Operating Officer, 2010 - 2017; Executive Committee Member, 2010 - 2018
Madison Investment Advisors, LLC (“MIA”) (affiliated investment advisory firm of Madison), Vice President, Corporate Management, 2018 - Present; Chief Operating Officer, 2010 - 2017; Executive Committee Member, 2010 - 2018
Ultra Series Fund (14) (mutual funds), President, 2009 - Present; Madison Covered Call & Equity Strategy Fund (closed end fund), President, 2012 - Present; Madison Strategic Sector Premium Fund (closed end fund), President, 2005 - 2018
			32	Ultra Series Fund (14), 2009 – Present
Paul A. Lefurgey 1964	Vice President, 2009 – Present
MIH, Madison and MIA, CEO, 2017 - Present; Director of Fixed Income Investments, 2016 - Present; Executive Director and Head of Fixed Income Investments, 2013 - 2016; Chairman - Executive Committee, 2015 - 2017
Ultra Series Fund (14), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Vice President, 2012 - Present; Madison Strategic Sector Premium Fund, Vice President, 2010 - 2018
			N/A	N/A
Greg D. Hoppe 1969	Treasurer, 2009 – Present
MIH and MIA, Vice President, 1999 - Present; Madison, Vice President, 2009 - Present
Ultra Series Fund (14), Treasurer, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Treasurer, 2012 - Present; Madison Strategic Sector Premium Fund, Treasurer, 2009 - 2018
			N/A	N/A
Holly S. Baggot 1960	Secretary, 1999 - Present; Assistant Treasurer, 1999 - 2007 and 2009 - Present; Anti-Money Laundering Officer, 2019 - Present
MIH and MIA, Vice President, 2010 - Present; Madison, Vice President, 2009 - Present; MFD Distributor, LLC (“MFD”) (an affiliated brokerage firm of Madison), Vice President, 2012 - Present
Ultra Series Fund (14), Secretary, 1999 - Present and Assistant Treasurer, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Secretary and Assistant Treasurer, 2012 - Present; Ultra Series Fund and Madison Covered Call & Equity Strategy Fund, Anti-Money Laundering Officer, 2019 - Present; Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 - 2018
			N/A	N/A
Kevin S. Thompson 1966[3]	Chief Legal Officer and Assistant Secretary, 2017 – Present; President, 2019 - Present
MIH, MIA and Madison, Chief Legal Officer and Chief Administrative Officer, 2017 - Present
Ultra Series Fund (14) and Madison Covered Call & Equity Strategy Fund, Chief Legal Officer and Assistant Secretary, 2017 - Present; Madison Strategic Sector Premium Fund, Chief Legal Officer and Assistant Secretary, 2017 - 2018
CFMG Life Insurance Company, Associate General Counsel, 2012 - 2015; Vice President Wealth Management, 2015 - 2017; President of CBSI 2016 - 2017
			N/A	N/A
Steve J. Fredricks 1970	Chief Compliance Officer and Assistant Secretary, 2018 - Present
MIH, MIA and Madison, Chief Compliance Officer, 2018 - Present
Ultra Series Fund (14) and Madison Covered Call & Equity Strategy Fund, Chief Compliance Officer and Assistant Secretary, 2018 - Present; Madison Strategic Sector Premium Fund, Chief Compliance Officer, 2018
Jackson National Asset Management, LLC, Senior Vice President and Chief Compliance Officer, 2005 - 2018
			N/A	N/A
Trey D. Edgerle 1990	Assistant Secretary, 2017 - Present
MIH, MIA and Madison, Mutual Fund and Compliance Associate, 2016 - Present
Ultra Series Fund (14) and Madison Covered Call & Equity Strategy Fund, Assistant Secretary, 2017 - Present; Madison Strategic Sector Premium Fund, Assistant Secretary, 2017 - 2018
U.S. Bancorp, Mutual Fund Compliance Officer, 2013 - 2016
			N/A	N/A
1 As of the date hereof, the fund complex consists of Madison Funds with 18 portfolios, the Ultra Series Fund with 14 portfolios and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 33 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above.
2“Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with the investment adviser of Madison Funds.
3 Ms. Frank is scheduled to retire as a Trustee effective June 30, 2019. The Madison Funds Board of Trustees has nominated Mr. Thompson to replace Ms. Frank as an interested Trustee, subject to shareholder approval.

Independent Trustees

Name and Year of Birth	Position(s) and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/ Trustee[2]	Other Directorships Held by Director/Trustee
James R Imhoff, Jr. 1944	Trustee, 2009 – Present	First Weber Inc. (real estate brokers), Madison, WI, Chairman, 2017 - Present; Chief Executive Officer, 1996 - 2017	33	Park Bank, 1978 - Present First Weber, Inc., 2017 - Present Madison Covered Call & Equity Strategy Fund, 2005 - Present; Ultra Series Fund (14), 2009 - Present
Steven P. Riege 1954	Trustee, 2005 – Present	Ovation Leadership (management consulting), Milwaukee, WI, Owner/President, 2001 – Present Robert W. Baird & Company (financial services), Milwaukee, WI, Senior Vice President-Marketing and Vice President-Human Resources, 1986 – 2001	33	Lange Bros. Woodworking Co., Inc. 2017 – Present Ultra Series Fund (14), 2005 – Present; Madison Covered Call & Equity Strategy Fund, 2015 - Present
Richard E. Struthers 1952	Trustee, 2004 – Present	Clearwater Capital Management (investment advisory firm), Naples, FL, Chair and Chief Executive Officer, 1998 – Present Park Nicollet Health Services, Minneapolis, MN, Chairman, Finance and Investment Committee, 2006 – 2012	33	Ultra Series Fund (14), 2004 – Present; Madison Covered Call & Equity Strategy Fund, 2015 - Present
Carrie J. Thome 1968	Trustee, 2017 – Present	Wisconsin Alumni Research Foundation, Madison, WI, Chief Investment Officer, 2007- Present	32	Ultra Series Fund (14), 2017- Present

[1]
A Trustee must retire at the end of the calendar year in which the first of the following two events occurs: (1) he or she attains the age of 76, or (2) he or she has served on the Board for a total of 15 years, subject in the latter case to extension by unanimous vote of the remaining Trustees. In the event a Trustee’s term is extended as described above, following such initial approval, the decision to allow such Trustee to continue to hold office must be unanimously approved at the last regular Trustee meeting of each successive calendar year and shall be effective no longer than the end of the following calendar year. Should any such Trustee fail to receive the requisite unanimous approval, the Trustee shall be considered to have retired as of the last day of the applicable calendar year unless he or she requests an earlier retirement date. For purposes of the policy, the 15-year term limitation shall commence on the later of April 19, 2013 or the date of the Trustee’s initial election or appointment as a trustee, and shall not apply to Mr. Imhoff, who is scheduled to retire at the end of 2020. The Board may change the mandatory retirement age or the term limitation without the approval of shareholders, subject to the unanimous approval of the full Board.

[2]
As of the date hereof, the fund complex consists of Madison Funds with 18 portfolios, the Ultra Series Fund with 14 portfolios and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 33 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above.

Portfolio Management. The Acquired Fund’s investment adviser is Broadview, which is located at. 330 East Kilbourn Avenue, Suite 1475 Milwaukee, WI 53202. Broadview, founded in 2001, specializes in equity investment management strategies for the Acquired Fund and separately managed accounts of other institutional clients. As of December 31, 2018, Broadview had approximately $400 million in assets under management.
The Acquiring Fund’s investment adviser is Madison, which is located at 550 Science Drive, Madison, WI 53711. Madison is a subsidiary of Madison Investment Holdings, Inc. (“MIH”). As of December 31, 2018, MIH, which was founded in 1974, and its affiliate organizations, including Madison, managed approximately $16 billion in assets, including open-end mutual funds, closed-end funds, separately managed accounts and wrap accounts.
Investment Advisory Fees. Under each Fund’s advisory agreement with its investment adviser (each an “Advisory Agreement”), the investment adviser provides investment advisory services to such Fund. Under its Advisory Agreement, each Fund pays the investment adviser an advisory fee at an annual rate of 1.00% of the average daily net assets of such Fund. Such fee is accrued daily and paid monthly. Each Advisory Agreement continues in effect from year to year if such continuance is specifically approved, at least annually, by a majority vote of the trustees of the relevant Fund who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. A discussion regarding the basis for the Board’s most recent approval of the Advisory Agreement of the Acquired Fund is available in the Acquired Fund’s Semi-Annual Report to Shareholders for the period ended March 31, 2019. A discussion regarding the basis for the Acquiring Fund’s Board of Trustees’ approval of the Advisory Agreement of the Acquiring Fund is available in the Acquiring Fund’s annual report to shareholders for the period ending October 31, 2018.
In addition, Madison has agreed that the fees and expenses attributable to Class Y shares of the Acquiring Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of certain expenses, such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and certain other expenses) do not exceed the total annual fees and expenses of shares of the Acquired Fund, as reflected herein, for a period of two years from the date of closing the Acquisition.
Other Operating Expenses. Under a separate Services Agreement with the Acquiring Fund, Madison provides or arranges to have a third party provide the Acquiring Fund with such services as it may require in the ordinary course of its business. Services to the Acquiring Fund include compliance services, transfer agent services, custodial services, fund administration services, fund accounting services, and such other services necessary to conduct the Acquiring Fund’s business (exclusive of certain expenses, such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and certain other expenses). The current contractual rate is 0.25%, expressed as an annualized percentage of average daily net assets, accrued daily and paid monthly.
The Acquired Fund has no such contractual service arrangement and therefore pays all expenses directly, which for the fiscal year ended September 30, 2018 were 0.21%, expressed as an annualized percentage of average daily net assets, accrued daily and paid monthly.

In conjunction with the reorganization, Madison has contractually agreed to reduce the Services Agreement fee for the Acquiring Fund to 0.21% for at least two years after the Effective Date.
Portfolio Managers. The day-to-day management of, and investment decisions for, the Acquiring Fund are currently made by a sub-adviser – Wellington – that will cease serving as the sub-adviser as of the Effective Date. The day-to-day management of, and investment decisions for, the Acquired Fund are made by a team comprised of Rick Lane, Rick Whiting, Faraz Farzam and Aaron Garcia. Except for Rick Whiting who is retiring, this same portfolio management team will manage the Acquiring Fund following consummation of the Acquisition as part of the Madison equity team. Biographical information regarding the portfolio management team is provided below. The Acquisition SAI provides additional information about the portfolio managers assuming the Acquisition is completed, including information about their compensation, and other accounts managed by them.
Richard E. Lane, CFA® Richard E. Lane served as a portfolio manager to the Predecessor Fund from October 1, 1997 until the reorganization, and currently serves as the President and a Member of the Adviser, which he founded in 2001. Mr. Lane has worked in the financial services industry since 1982. Mr. Lane has BA in Economics and an MS in Finance from the University of Wisconsin-Madison.
Aaron J. Garcia, CFA® Aaron J. Garcia has been with the Adviser since 2003 and is currently a Portfolio Manager and a Member. Mr. Garcia served as a co-portfolio manager to the Predecessor Fund from January 2010 until the reorganization. Mr. Garcia has worked in the financial services industry since 2002. Mr. Garcia has a BA from Rice University.
Faraz Farzam, CFA® Faraz Farzam has been with the Adviser since 2001 and is currently a Portfolio Manager and a Member. Mr. Farzam served as a co-portfolio manager to the Predecessor Fund from January 2010 until the reorganization. Mr. Farzam has worked in the financial services industry since 1999. Mr. Farzam has a BS from the University of Wisconsin-Madison.
Distributor. ALPS Distributors Inc. is the distributor for the Acquired Fund, and MFD Distributor, LLC (“MFD”) is the Acquiring Fund’s distributor. MFD’s principal business address is 550 Science Dr. Madison Wisconsin 53711. MFD is a wholly-owned subsidiary of MIH and an affiliate of Madison. No distribution and/or service fees are paid with respect to Class Y shares, which the Acquired Fund shareholders will receive in the Acquisition.
LEGAL MATTERS
The validity of shares offered hereby will be passed upon for the Acquiring Fund by Godfrey & Kahn, S.C.
FINANCIAL HIGHLIGHTS
The fiscal year-ends of the Acquired Fund and the Acquiring Fund are September 30 and October 31, respectively. The financial highlights of the Acquired Fund for the five years ended September 30, 2018 are contained in the Acquired Fund’s most recent Annual Report to Shareholders dated September 30, 2018, and have been audited by Cohen & Company, Ltd, independent registered public accounting firm of the Acquired Fund, for the fiscal years ended September 30, 2018, 2017 and 2016 and by the Acquired Fund’s prior independent registered public accounting firm for prior years. The financial highlights of the Acquiring Fund for the five years ended October 31, 2018 are contained in the Acquiring Fund’s most recent Annual Report to Shareholders dated October 31, 2018, and have been audited by Deloitte & Touche LLP, independent registered public accounting firm of the Acquiring Fund. In addition, unaudited semi-annual financial data for the Acquired Fund is contained in the Semi-Annual Report of the Acquired Fund for the six-months ended March 31, 2019.
INFORMATION FILED WITH THE SEC
The Trust and the Madison Funds are subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by the Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.
You may also view or obtain these documents from the SEC:
By phone:    1-202-551-8090 (for information on the operations of the Public Reference Room only)
By mail:    Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 (duplicating fee required)
By Email:     publicinfo@sec.gov (duplicating fee required)
By Internet:     www.sec.gov

Information relating to the Acquired Fund and the Acquiring Fund can be found in the following documents:

•	The Acquisition SAI that has been filed with the SEC in connection with this Information Statement/Prospectus and is incorporated into this Information Statement/Prospectus by reference;

•
The Annual Report to Shareholders for the Acquired Fund, which contains audited financial statements for the fiscal year ended September 30, 2018, which is incorporated into this Information Statement/Prospectus by reference;

•
The Semi-Annual Report to Shareholders for the Acquired Fund (when available), which contains unaudited financial statements for the six-month period ended March 31, 2019, which is incorporated into this Information Statement/Prospectus by reference;

•
The Prospectus and Statement of Additional Information (“SAI”) of the Acquired Fund dated January 28, 2019, each as supplemented and/or amended to date, which are incorporated into this Information Statement/Prospectus by reference;

•
The Annual Report to Shareholders for the Acquiring Fund, which contains audited financial statements for the fiscal year ended October 31, 2018, which is incorporated into this Information Statement/Prospectus by reference; and

•
The Prospectus and Statement of Additional Information (“SAI”) of the Acquiring Fund dated February 28, 2019, each as supplemented and/or amended to date, which are incorporated into this Information Statement/Prospectus by reference.

Copies of these documents are available, along with the Information Statement/Prospectus, upon request, without charge, by writing to the address or calling the telephone number listed below.
Acquired Fund:

By mail    Broadview Opportunity Fund
P.O. Box 1920
Denver, CO 80201
By phone:    (855) 846-1463
By Internet:    www.bvafunds.com

Acquiring Fund:

By mail    Madison Funds
P.O. Box 219083
Kansas City, MO 64121-9083
By phone:    (800) 877-6089
By Internet:    www.madisonfunds.com

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION
AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (the “Agreement”) dated as of this [ ] day of [ ], 2019, by and between the Broadview Opportunity Fund, a series of Broadview Funds Trust (the “Acquired Fund”), a Delaware statutory trust, and the Madison Small Cap Fund, a series of Madison Funds (the “Acquiring Fund”), a Delaware statutory trust. Madison Asset Management, LLC (“Madison”), a Wisconsin limited liability company, and Broadview Advisors, LLC (“Broadview”), a Wisconsin limited liability company, are parties to this Agreement with respect to Section 6.4(b) hereof only.
W I T N E S S E T H:
WHEREAS, Broadview Funds Trust and Madison Funds are each open-end investment management companies; and
WHEREAS, the parties hereto desire to provide for the acquisition by the Acquiring Fund of all of the assets and known and unknown liabilities of the Acquired Fund, whether absolute, accrued, contingent or otherwise, existing on the Closing Date (as hereinafter defined), solely in exchange for Class Y shares of beneficial interest (no par value) (“Shares”) of the Acquiring Fund, which Shares of the Acquiring Fund will thereafter be distributed by the Acquired Fund to its shareholders in complete liquidation and complete cancellation of its shares, with each shareholder being entitled to receive that proportion of the Shares which the net asset value of the shares of the Acquired Fund held by such shareholder bears to the total net asset value of the shares of the Acquired Fund outstanding as of the close of business on the Valuation Date (as hereinafter defined).
NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:
1.     The Reorganization and Liquidation of the Acquired Fund.
1.1.     The parties hereto hereby adopt this Agreement, pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), as follows: the reorganization will comprise the acquisition by the Acquiring Fund of all of the properties and assets of the Acquired Fund, solely in exchange for Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities (whether known or unknown, whether asserted or unasserted, whether absolute or contingent, whether choate or inchoate, whether accrued or unaccrued, whether liquidated or unliquidated, and whether due or to become due) of the Acquired Fund, existing on the Closing Date, followed by the distribution by the Acquired Fund of such Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, and the liquidation of the Acquired Fund, all upon, and subject to, the terms of the Agreement hereinafter set forth.
The share transfer books of the Acquired Fund will be permanently closed on the Valuation Date and only redemption requests made by shareholders of the Acquired Fund pursuant to Section 22(e) of the Investment Company Act of 1940, as amended (the “1940 Act”), received in proper form on or prior to the Valuation Time (as hereinafter defined) shall be fulfilled by the Acquired Fund; redemption requests received by the Acquired Fund after the Valuation Time shall be treated as requests for the redemption of the Shares of the Acquiring Fund to be distributed to the shareholder in question as provided in Section 1.5 herein.
1.2.     On the Closing Date, all of the assets of the Acquired Fund existing on the Closing Date shall be assigned, conveyed, transferred and delivered to, and all of the liabilities of the Acquired Fund existing on the Closing Date shall be assumed by, the Acquiring Fund, and the number of full and fractional Shares of the Acquiring Fund having an aggregate net asset value equal to the value of the net assets of the Acquired Fund will be transferred and delivered to the Acquired Fund.
1.3.     The net asset value of Shares of the Acquiring Fund to be transferred to the Acquired Fund and the value of the net assets of the Acquired Fund to be transferred to the Acquiring Fund shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The value of the net assets of the Acquired Fund to be transferred to the Acquiring Fund shall be calculated using the valuation procedures set forth in the Acquiring Fund Prospectus (as hereinafter defined). Each of the Acquired Fund and the Acquiring Fund hereby agrees to cooperate with the other party in valuing the net assets of the Acquired Fund and agrees to use commercially reasonable efforts to identify and resolve prior to the Valuation Time any pricing differences between the prices of the portfolio securities of the Acquired Fund to be transferred to the Acquiring Fund that result from the use of the valuation procedures of the Acquiring Fund as compared to the valuation procedures of the Acquired Fund.
In its discretion, the Acquired Fund shall be entitled to declare and pay, on or prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, is intended to distribute to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income as defined in Section 852(b) of the Code (computed without regard to any deduction for dividends paid), all of its net tax-exempt income (if any) and all of its net capital gain (if any), in each case for taxable years ending on or prior to the Closing Date and for the period from the closing of its last taxable year through the Closing Date.
1.4.     The closing shall occur on July 26, 2019, or on such other date as may be mutually agreed upon in writing by the parties hereto (the “Closing Date”). The closing shall take place remotely by electronic transmission of closing documents and signature pages on the Closing Date, or such other means as the parties may mutually agree. All acts taking place at the closing shall be deemed to take place simultaneously, immediately after the close of business on the Closing Date unless otherwise provided. The Closing Date is also the “Valuation Date,” and the “Valuation Time” is 3:00 p.m., Central time, on the Valuation Date (or such other time that the New York Stock Exchange closes).
In the event that on the Valuation Date, either the Acquiring Fund or the Acquired Fund has, pursuant to the 1940 Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date and the Valuation Date shall be postponed until the first business day after the date when neither party has such suspension or postponement in effect; provided, however, that if such suspension by a Fund shall continue for a period of 60 days beyond the original Valuation Date, then the other Fund party to this Agreement shall be permitted to terminate this Agreement without liability to any party to this Agreement for such termination.

1.5.     As soon as practicable after the Closing Date, the Acquired Fund shall distribute to each of its shareholders that proportion of the Shares which the net asset value of the shares of the Acquired Fund held by such shareholder as of the Valuation Time bears to the total net asset value of the shares of the Acquired Fund outstanding as of the Valuation Time. All issued and outstanding shares of beneficial interest of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. For the purpose of the distribution by the Acquired Fund of such Shares to its shareholders, the Acquiring Fund will promptly cause its transfer agent to: (i) credit an appropriate number of Shares of the Acquiring Fund, on the books of the Acquiring Fund, to each shareholder of the Acquired Fund, in accordance with a list of its shareholders received from the Acquired Fund (the “Shareholder List”); and (ii) confirm an appropriate number of Shares has been delivered to each shareholder of the Acquired Fund. No certificates for Shares of the Acquiring Fund will be issued in connection with the reorganization contemplated hereby. Any transfer taxes payable upon issuance of the Shares in a name other than the registered holder of shares on the Acquired Fund’s books as of the Valuation Time shall, as a condition of such issuance and transfer, be paid by the person to whom such Shares are to be issued and transferred.
The Shareholder List shall indicate, as of the Valuation Time, the name and address of each shareholder of record of the Acquired Fund, indicating his or her share balance. The Acquired Fund agrees to supply the Shareholder List to the Acquiring Fund not later than the Closing Date.
1.6.     At the time of delivery of portfolio securities for examination, as provided in Section 1.7, the Acquired Fund shall deliver to the Acquiring Fund two copies of a list setting forth the securities then owned by the Acquired Fund, including any additional information requested by the Acquiring Fund that is material to the characterization of such securities or distributions thereon in the hands of the Acquiring Fund.
1.7.     Portfolio securities or written evidence reasonably acceptable to the Acquiring Fund of record ownership thereof by the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund or, at its request, to its custodian, for examination no later than five business days preceding the Closing Date, it being understood that such holdings may change prior to the Valuation Date. The Acquiring Fund hereby agrees to keep any such information provided prior to the Closing Date confidential and to share such information only with its service providers that (i) require such information in connection with the consummation of the transactions contemplated herein, and (ii) are subject to a duty, contractual or otherwise, to keep such information confidential. All of the Acquired Fund’s assets, including its portfolio securities, as of the Valuation Date shall be delivered, or transferred by appropriate transfer or assignment documents, by the Acquired Fund on the Closing Date to the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashier’s checks or by bank wire payable to the order of the Acquiring Fund or be such other means as are acceptable to the Acquiring Fund and the Acquired Fund. The number of full and fractional Shares of the Acquiring Fund being delivered against the securities, assets and cash of the Acquired Fund, registered in the name of the Acquired Fund, shall be delivered to the Acquired Fund on the Closing Date. Such Shares shall thereupon be assigned by the Acquired Fund to its shareholders so that the Shares of the Acquiring Fund may be distributed as provided in Section 1.5 herein.
If, at the Closing Date, the Acquired Fund is unable to make delivery under this Section 1.7 to the Acquiring Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by the Acquired Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Acquired Fund’s custodian, then the delivery requirements of this Section 1.7 with respect to said undelivered securities or cash will be waived and the Acquired Fund will deliver to the Acquiring Fund by or on the Closing Date executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Acquiring Fund, together with such other documents, including a due bill or due bills and brokers’ confirmation slips as may reasonably be requested by the Acquiring Fund.
1.8.     The Acquired Fund will use commercially reasonable efforts to discharge all known liabilities, to the extent practicable, other than those incurred in the ordinary course of business, prior to the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether known or unknown, whether asserted or unasserted, whether absolute or contingent, whether choate or inchoate, whether accrued or unaccrued, whether liquidated or unliquidated, and whether due or to become due, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement, existing on the Closing Date.
1.9.     As soon as practicable following the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be deregistered as an investment company under the 1940 Act and dissolved pursuant to the provisions of the Declaration of Broadview Funds Trust (“Broadview Funds”), as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund, whether under the 1940 Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise (other than with respect to tax reporting matters, which are addressed in Section 9 below), is and shall remain the responsibility of the Acquired Fund for all periods prior to the Closing Date.
1.10.    Copies of all books and records maintained on behalf of the Acquired Fund in connection with its obligations under the 1940 Act, the Code, state blue sky laws or otherwise in connection with this Agreement will be made available upon request after the Closing Date to officers of the Acquiring Fund or their designee, at no cost, and the Acquiring Fund or its designee shall comply with applicable record retention requirements to which Acquired Fund is subject under the 1940 Act.
2.    Conditions Precedent to Obligations of the Acquiring Fund. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:
A.     The Board of Trustees of Broadview Funds, on behalf of the Acquired Fund, shall have authorized the execution of this Agreement and the information required as contemplated by Rule 145 under the Securities Act (the “Combined Information Statement/Prospectus”) shall have been mailed to shareholders of the Acquired Fund.
B.     [RESERVED].
C.     On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

D.     The representations and warranties of the Acquired Fund contained herein shall be true and correct in all material respects at and as of the Closing Date and each of Broadview Funds and the Acquired Fund shall have complied with all of the terms of the Agreement and satisfied all of the conditions on its part to be performed or satisfied at or prior to such date, and the Acquiring Fund shall have been furnished with a certificate of the President, Secretary or Treasurer of Broadview Funds, on behalf of the Acquired Fund, to this effect dated the Closing Date.
E.     A registration statement filed by the Acquiring Fund under the Securities Act on Form N-14 and containing the Combined Information Statement/Prospectus shall have become effective under the Securities Act (the “Registration Statement”), no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.
F.     That all actions taken by Broadview Funds on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and Godfrey & Kahn, S.C.
G.     The Acquiring Fund shall have received an opinion, dated the Closing Date, of Godfrey & Kahn, S.C., to the same effect as the opinion contemplated by Section 3(G) of this Agreement.
3.     Conditions Precedent to Obligations of Acquired Fund. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:
A.     The Board of Trustees of the Acquiring Fund shall have authorized the execution of this Agreement, and the Acquiring Fund shall have furnished to the Acquired Fund copies of resolutions to that effect.
B.     [RESERVED].
C.     That Madison Funds, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund a document dated as of the Closing Date, pursuant to which the Acquiring Fund will, in connection with the transactions contemplated by this Agreement, assume all of the known and unknown liabilities (whether known or unknown, whether asserted or unasserted, whether absolute or contingent, whether choate or inchoate, whether accrued or unaccrued, whether liquidated or unliquidated, and whether due or to become due) of the Acquired Fund existing as of the Closing Date.
D.     On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
E.     That all actions taken by Madison Funds on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund.
F.     The representations and warranties of the Acquiring Fund contained herein shall be true and correct in all material respects at and as of the Closing Date and each of Madison Funds and the Acquiring Fund shall have complied with all of the terms of the Agreement and satisfied all of the conditions on its part to be performed or satisfied at or prior to such date, and the Acquired Fund shall have been furnished with a certificate of the President, Secretary or Treasurer of Madison Funds, on behalf of the Acquiring Fund, to this effect dated the Closing Date.
G.     The Acquired Fund shall have received an opinion satisfactory in form and substance to the Acquired Fund from Godfrey & Kahn, S.C. which shall be entitled to rely in rendering such opinion on the representations of the Acquired Fund herein and such other customary representations as it deems necessary for purposes of such opinion, to the effect that, for federal income tax purposes:
(a) The Acquired Fund’s transfer of all of its assets to the Acquiring Fund solely in exchange for Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, followed by the Acquired Fund’s distribution of Shares of the Acquiring Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code. The Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;
(b) Under Section 354 of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of shares of the Acquired Fund for the Shares of the Acquiring Fund;
(c) Under Sections 361 and 357 of the Code, the Acquired Fund will not recognize gain or loss (i) upon the transfer of all of its assets to the Acquiring Fund solely in exchange for Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities, or (ii) upon the distribution of the Shares of the Acquiring Fund to the shareholders of the Acquired Fund;
(d) Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon its receipt of all of the Acquired Fund’s assets and liabilities, if any, solely in exchange for Shares of the Acquiring Fund;
(e) Under Section 358 of the Code, the aggregate adjusted tax basis of the Shares of the Acquiring Fund received by each of the shareholders of the Acquired Fund will be the same as the shareholder’s aggregate adjusted tax basis in the shares of the Acquired Fund surrendered in exchange therefor;
(f) Under Section 1223(1) of the Code, the holding period of the Shares of the Acquiring Fund received in exchange for Acquired Fund shares by each shareholder of the Acquired Fund will include the period for which such shareholder held or is treated for federal income tax purposes as having held the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such Acquired Fund shares as capital assets;
(g) Under Section 362(b) of the Code, the adjusted tax basis of the Acquired Fund’s assets in the hands of the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the transfer;

(h) Under Section 1223(2) of the Code, the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held or treated for federal income tax purposes as held by the Acquired Fund; and
(i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to any application conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.
H.     The Registration Statement shall have become effective under the Securities Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquired Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.
4.     Representations, Warranties and Covenants of Acquired Fund. Broadview Funds, on behalf of the Acquired Fund, hereby represents, warrants, covenants and agrees that:
(A)     The Board of Trustees of Broadview Funds, on behalf of the Acquired Fund, has authorized the execution of this Agreement and the transactions contemplated hereby, and has furnished to the Acquired Fund copies of resolutions to that effect.
(B)     The financial statements of the Acquired Fund as of September 30, 2018, heretofore furnished to the Acquiring Fund, present fairly the financial position, results of operations, changes in net assets and liabilities of the Acquired Fund as of that date, in conformity with accounting principles generally accepted in the United States of America; and to its knowledge, from October 1, 2018, through the date hereof, there have not been, and through the Closing Date it is not anticipated that there will be, any material adverse change in the business or financial condition of the Acquired Fund, it being agreed that a decrease in the size of the Acquired Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change.
(C)     The prospectus and statement of additional information contained in the Acquired Fund’s registration statement under the 1940 Act and the Securities Act, dated January 28, 2019, as amended and supplemented (collectively, the “Acquired Fund Prospectus”), conforms in all material respects to the requirements of the 1940 Act and the Securities Act and the regulations thereunder and does not contain with respect to Broadview Funds or the Acquired Fund any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Acquired Fund’s Form N-1A registration statement, as amended, as of the date of the filing of the last post-effective amendment, conformed in all material respects to the requirements of the 1940 Act and the Securities Act and the regulations thereunder and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.
(D)     It is not aware of any material undisclosed or contingent liability of the Acquired Fund (other than liabilities arising in the ordinary course of business) that is not reflected in the Acquired Fund’s financial statements for the period ended September 30, 2018, as updated through the semi-annual period ended March 31, 2019, and it is not aware of any material legal, administrative, or other proceedings or investigations pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that is not reflected in the Acquired Fund Prospectus. Prior to the Valuation Date, the Acquired Fund will quantify and reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material known liabilities, contingent or otherwise, incurred by it subsequent to September 30, 2018, whether or not incurred in the ordinary course of business.
(E)     There are no material contracts outstanding to which the Acquired Fund is a party other than those disclosed in the Acquired Fund Prospectus or the Combined Information Statement/Prospectus, or that have otherwise been disclosed to the Acquiring Fund, which if terminated may result in material liability to the Acquired Fund (or to the Acquiring Fund as a result of the transactions contemplated by this Agreement) or under which (whether or not terminated) any material payments for periods subsequent to the Valuation Date will be due from the Acquired Fund (or from the Acquiring Fund as a result of the transactions contemplated by this Agreement).
(F)     The Acquired Fund satisfies the fund governance standards defined in Rule 0-1(a)(7)(ii), (iii), (v), (vi) and (vii) under the 1940 Act.
(G)     The Acquired Fund is a validly existing series of Broadview Funds, a Delaware statutory trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement. The Broadview Funds is a duly registered, open-end management investment company which offers its shares to the public, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the Securities Act are in full force and effect.
(H)     All federal and other tax returns and reports of the Acquired Fund required by law to be filed on or before the Closing Date (taking into account extensions) have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and, to the best of the knowledge of the officers of Broadview Funds, no such return is currently under audit and no assessment has been asserted with respect to such returns.
(I)     For each taxable year of its operations, the Acquired Fund (i) has qualified or will qualify (in the case of the taxable year that includes the Closing Date for that portion of such taxable year ending with the Closing Date), as a regulated investment company under Subchapter M of the Code, (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code and (iii) has been, and will be as of the Closing Date treated as a separate corporation for federal income tax purposes. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code.
(J)    The Acquired Fund is not required to call a meeting of Acquired Fund’s shareholder to obtain approval of the transactions contemplated herein.

(K)    All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable requirements of the Securities Act and state securities laws. Shares of the Acquired Fund are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid as of the Valuation Date have been paid, and the Acquired Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered.
(L)    All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable with no personal liability attaching to the ownership thereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares.
(M)    At the Closing Date, the Acquired Fund will have good and valid title to all of the Acquired Fund’s assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by the Acquired Fund which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to transfer such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the Securities Act.
(N)    The Acquired Fund has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the rules thereunder.
5.    Representations, Warranties and Covenants of Acquiring Fund. Madison Funds, on behalf of the Acquiring Fund, hereby represents, warrants, covenants and agrees that:
(A)     The Board of Trustees of the Acquiring Fund has authorized the execution of this Agreement and the transactions contemplated hereby, and has furnished to the Acquired Fund copies of resolutions to that effect.
(B)     The Acquiring Fund is a validly existing series of Madison Funds, a Delaware business trust duly established and validly existing under the laws of the State of Delaware, and has power to own properties and assets and to carry out its obligations under this Agreement. Each of Madison Funds and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.
(C)     The currently effective prospectus and statement of additional information of the Acquiring Fund included in Madison Funds’ Form N-1A registration statement under the 1940 Act and the Securities Act (collectively, the “Acquiring Fund Prospectus”), (i) conforms in all material respects to the applicable requirements of the 1940 Act and the Securities Act and the regulations thereunder, and (ii) does not contain, with respect to the Acquiring Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.
(D)     It is not aware of any material legal, administrative or other proceedings or investigations pending or, to the knowledge of the Acquiring Fund, threatened against Madison Funds or the Acquiring Fund, not reflected in the Combined Information Statement/Prospectus.
(E)     The Registration Statement and the Combined Information Statement/Prospectus included therein, as of its effective date, will conform in all material respects to the requirements of the 1940 Act and the Securities Act and will not contain, with respect to Madison Funds or the Acquiring Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.
(F)    Madison Funds satisfies the fund governance standards defined in Rule 0-1(a)(7)(ii), (iii), (v), (vi) and (vii) under the 1940 Act.
(G)     There are no material contracts outstanding to which the Acquiring Fund is a party other than those disclosed in the Registration Statement or the Combined Information Statement/Prospectus, that have otherwise not been disclosed to the Acquired Fund or those entered into in the ordinary conduct of its business and there are no outstanding options or rights to acquire its Shares.
(H)    As of the Closing Date, the Shares of the Acquiring Fund which the Acquiring Fund issues to the Acquired Fund pursuant to this Agreement will (i) be duly authorized, legally and validly issued, fully-paid and non-assessable, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof; (ii) conform to the description thereof contained in the Acquiring Fund’s Prospectus; and (iii) be duly registered under and offered in compliance with applicable requirements of the Securities Act and in the states where registration is required; and, as of such date, the Acquiring Fund will be duly registered under the 1940 Act and such registration will not have been revoked or rescinded.
(I)     Following the Closing Date, the Acquiring Fund shall consistently report the transaction as a reorganization under Section 368(a) of the Code, and the Acquiring Fund shall for its taxable year that includes the Closing Date satisfy the requirements necessary to qualify as a regulated investment company that is eligible to compute its federal income tax under Section 852 of the Code. The Acquiring Fund shall not take any action, or cause any action to be taken or fail to be taken, which action or failure could cause the Acquiring Fund to fail to qualify or be treated as a regulated investment company for such taxable year.
(J)     The Acquiring Fund does not own, directly or indirectly, any shares of the Acquired Fund.
(K)    If the reorganization becomes effective, the Acquiring Fund will treat each shareholder of the Acquired Fund who receives any of the Shares as a result of the reorganization as having made the minimum initial purchase of Shares of the Acquiring Fund received by such shareholder for the purpose of making additional investments in Shares, regardless of the value of the Shares of the Acquiring Fund received.
6.    Representations, Warranties and Covenants of Both Funds.

6.1.    Each of the Acquiring Fund and the Acquired Fund hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby.
6.2.    Each of the Acquiring Fund and the Acquired Fund represents and warrants to the other that the information concerning it in the Combined Information Statement/Prospectus will not, as of the effective date of the Registration Statement of which it is a part, contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it contained or incorporated by reference therein will present the information shown fairly in accordance with generally accepted accounting principles consistently applied.
6.3.    Each of the Acquiring Fund and the Acquired Fund represents and warrants to the other that the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the respective Fund, and that this Agreement constitutes a valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with the Acquiring Fund’s performance of this Agreement and no other consents, authorizations or approvals are necessary in connection with the Acquired Fund’s performance of this Agreement. Each of the Acquiring Fund and the Acquired Fund further represents and warrants that the performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party.
6.4.    Each of the Acquiring Fund and the Acquired Fund hereby further represents and warrants that:
(a) The aggregate fair market value of the Shares of the Acquiring Fund received by each shareholder of the Acquired Fund will be equal to the aggregate fair market value of the shares of the Acquired Fund surrendered in the exchange;
(b) Broadview and Madison shall equally bear the costs and expenses of the transactions contemplated hereby that are incurred by the Acquired Fund, including, without limitation, the costs and expenses of the Acquired Fund’s legal counsel and auditors in connection with the preparation of the Registration Statement and the Combined Information Statement/Prospectus included therein, provided that such expenses shall not exceed $40,000 in the aggregate. Any such expenses of the Acquired Fund in excess of the $40,000 shall be borne by Broadview. Madison shall bear the costs and expenses of the transactions contemplated hereby that are incurred by the Acquiring Fund or Madison, including the costs and expenses of the Acquiring Fund’s legal counsel and auditors in connection with the preparation of the Registration Statement and the Combined Information Statement/Prospectus included therein. Notwithstanding the foregoing, the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups, transfer taxes and similar expenses (“Portfolio Expenses”) that it may incur in connection with the purchase, sale or transfer of portfolio securities contemplated in connection with this Agreement.
(c) There is no intercorporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount;
(d) Except as otherwise expressly provided herein, the Acquired Fund and the Acquiring Fund will operate in the ordinary course of business between the date hereof and the Closing Date; and
(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund agree that each respective Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
6.5.     The Acquiring Fund agrees that it will prepare and file the Registration Statement, which shall contain the Combined Information Statement/Prospectus as contemplated by Rule 145 under the Securities Act. Each of the Acquiring Fund and the Acquired Fund represents and warrants that it will use its best efforts to have the Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Information Statement/Prospectus as may be necessary or desirable in this connection.
7.    Termination.
7.1.     The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability: (a) if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date (i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party not disclosed on the date hereof, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date), (b) upon a determination by the party’s Board, as appropriate, that the consummation of the transactions contemplated herein is no longer in the best interest of the party, and the delivery of prompt notice to the other party hereto, or (c) in accordance with Section 1.4.
7.2.     Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.
8.     Indemnification.
8.1.     The Acquired Fund shall indemnify and hold harmless, out of the assets of the Acquired Fund but no other assets, Madison Funds and the trustees and officers of Madison Funds (for purposes of this Section, the “Madison Funds Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Madison Funds Indemnified Parties in connection with, arising out of or resulting from any claim, action, suit or proceeding in which any one or more of the Madison Funds Indemnified Parties may be involved or with which any one or more of the Madison Funds Indemnified Parties may be threatened by reason of any breach of any representation, warranty or covenant of the Acquired Fund contained in this Agreement or untrue statement or alleged untrue statement of a material fact contained in the Acquired Fund Prospectus, or, to the extent based on or derived from the Acquired Fund Prospectus or other documents provided by the Acquired Fund, contained in the Registration Statement or the Combined Information Statement/Prospectus or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Broadview Funds or the Acquired Fund required to be stated therein or necessary to make the statements relating to Broadview Funds or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Madison Funds Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of Broadview Funds or the Acquired Fund. The Madison Funds Indemnified Parties will notify Broadview Funds and the Acquired Fund in writing within ten days after the receipt by any one or more of the Madison Funds Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Madison Funds Indemnified Party as to any matters covered by this Section. The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section, or, if it so elects, to assume at its expense by counsel satisfactory to the Madison Funds Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Madison Funds Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund’s obligation under this Section to indemnify and hold harmless the Madison Funds Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section without the necessity of the Madison Funds Indemnified Parties’ first paying the same.
8.2.     The Acquiring Fund shall indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, Broadview Funds and the trustees and officers of Broadview Funds (for purposes of this Section, the “Broadview Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of Broadview Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Broadview Indemnified Parties may be involved or with which any one or more of the Broadview Indemnified Parties may be threatened by reason of any breach of any representation, warranty or covenant of the Acquiring Fund contained in this Agreement or untrue statement or alleged untrue statement of a material fact (except to the extent based on or derived from the Acquired Fund Prospectus or other documents provided by the Acquired Fund) contained in the Registration Statement or the Combined Information Statement/Prospectus or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact required to be stated therein or necessary to make the statements therein not misleading, including, without limitation, any amounts paid by any one or more of the Broadview Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Acquiring Fund. The Broadview Indemnified Parties will notify the Acquiring Fund in writing within ten days after the receipt by any one or more of the Broadview Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Broadview Indemnified Party as to any matters covered by this Section. The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section, or, if it so elects, to assume at its expense by counsel satisfactory to the Broadview Funds Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Broadview Funds Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund’s obligation under this Section to indemnify and hold harmless the Broadview Funds Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section without the necessity of the Broadview Funds Indemnified Parties’ first paying the same. The Acquiring Fund agrees that, for a period of six (6) years following the Closing Date, in the event professional liability insurance coverage is not available to the trustees of the Acquired Fund, the trustees of the Acquired Fund shall be entitled to the rights to indemnification and limitations of liability as set forth in the Declaration of Trust of the Acquiring Fund in effect as of the Closing Date.
9.     Tax Matters.
9.1.     As soon as practicable after the Closing Date, Broadview Funds will provide to the Acquiring Fund (i) a statement of the adjusted federal income tax basis of the assets transferred to the Acquiring Fund pursuant to this Agreement, (ii) the amount of capital loss carryforwards or other tax attributes of the Acquired Fund for federal income tax purposes as of the Closing Date and (iii) a copy of any other tax books and records of the Acquired Fund necessary for purposes of preparing any tax returns required by law to be filed after the Closing Date.
9.2.     Broadview Funds shall file or cause to be filed tax returns required to be filed with respect to the Acquired Fund for the taxable year ending on September 30, 2018 and shall pay or cause to be paid any taxes shown as due thereon. Madison Funds shall file or cause to be filed all tax returns required to be filed with respect to the Acquired Fund or the Acquiring Fund for any period ending after the Closing Date and shall pay or cause to be paid any taxes shown as due thereon.
9.3.     Broadview Funds and Madison Funds will reasonably cooperate with each other in connection with (i) the tax preparation and filing of tax returns with respect to the Acquired Fund that are due after the Closing Date and (ii) the declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, with respect to the Acquired Fund for the taxable year ending on September 30, 2018 and the taxable year that includes the Closing Date.
10.    Miscellaneous.
10.1.     Notice is hereby given that this Agreement is executed on behalf of the trustees of Madison Funds as trustees and not individually, and that the obligations of this Agreement are not binding upon any of the trustees, officers or shareholders of Madison Funds individually but are binding only upon the assets and property of the Acquiring Fund.
10.2.     Notice is hereby given that this Agreement is executed on behalf of the trustees of Broadview Funds as trustees and not individually, and that the obligations of this Agreement are not binding upon any of the trustees, officers or shareholders of Broadview Funds individually but are binding only upon the assets and property of the Acquired Fund.

10.3.    All persons dealing with the Acquiring Fund or the Acquired Fund must look solely to the property of such Fund for the enforcement of any claims against such Fund, as neither the trustees, officers, agents nor shareholders of the Funds or other series of Madison Funds or Broadview Funds, as the case may be, assume any liability for obligations entered into on behalf of any of the Acquiring Fund or the Acquired Fund.
10.4.     All prior or contemporaneous agreements and representations (written or oral) are merged into this Agreement, which constitutes the entire contract between the parties hereto and may not be changed or terminated orally.
10.5.     This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of the parties hereto.
10.6.     At any time prior to the Closing Date, the parties may waive compliance with any of the provisions made for its benefit contained herein by executing a written acknowledgement of such waiver.
10.7.     This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to principles of conflicts of laws.
10.8.     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by telefacsimile, and addressed as follows:
To the Acquired Fund or Broadview:
Broadview Advisors, LLC
Attention: General Counsel
330 East Kilbourn, Suite 1475
Milwaukee, WI 53202

To the Acquiring Fund or Madison:
Madison Asset Management, LLC
Attention: General Counsel
550 Science Drive
Madison, WI 53711
(608) 663-9010 (fax)
10.9.     This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

[SIGNATURE PAGE INTENTIONALLY OMITTED]

Appendix B

PURCHASE AND REDEMPTION PROCEDURES OF THE ACQUIRING FUND
The following pages describe the differences between the Acquiring Fund’s share classes and explain how you can invest with Madison Funds (the “Trust” or the “Funds”). References to the “Fund” or the “fund” contained in this Appendix B refer to the “Acquiring Fund.”

Share Class Availability and Investment Minimums
The Trust offers one class of shares through this prospectus: Class Y. Other share classes are available through a separate prospectus.

Class Y Shares. Class Y shares do not impose a front-end sales charge, any Rule 12b-1 distribution or service fees, or a contingent deferred sales charge. Class Y shares are generally purchased through fee-based programs or investment dealers that have special arrangements with the funds’ distributor, through certain registered investment advisers, and through other intermediaries approved by the funds.
Class Y shares are available for purchase directly from the funds with a minimum initial investment amount of $25,000 for all account types, and a minimum subsequent investment of $50, provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase by the following investors at a reduced minimum initial investment amount of $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50:

•	Dealers and financial intermediates that have entered into arrangements with the funds’ distributor to accept orders on behalf of their clients.

•	The fund-of-funds and managed account programs managed by Madison.

•	Investment advisory clients of Madison and its affiliates.

•	Members of the Board of Trustees of Madison Funds and any other board of trustees affiliated with Madison.

•	Individuals and their immediate family members who are employees, directors or officers of the adviser, any subadviser, or any service provider of Madison Funds.

•	Any investor, including their immediate family members, who owned Class Y shares of any Madison Mosaic Fund as of April 19, 2013.

•	Any investor, including their immediate family members, who owned shares of the Broadview Opportunity Fund as of July 26, 2019.
For the Class Y share reduced investment minimums, the term “immediate family” is defined as you, your spouse or domestic partner as recognized by applicable state law and your children under the age of 21.
The funds reserve the right to accept purchase amounts for Class Y shares below the stated minimums for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for accounts opened through institutional relationships like managed account programs and orders placed in omnibus accounts, and for clients of intermediaries who have entered into an agreement with the funds’ distributor or investment adviser to offer fund shares in a brokerage account through a network or platform or to self-directed accounts.
How to Contact Us
You can reach a Madison Funds shareholder services representative by calling 1-800-877-6089 weekdays, 8:00 a.m. to 7:00 p.m., Central Time. Mail all general inquiries, new account applications and transaction requests as follows:

Regular Mail:	Express, Certified or Registered Mail:
Madison Funds P. O. Box 219083 Kansas City, MO 64121-9083	Madison Funds c/o DST Asset Manager Solutions, Inc. 430 W 7th Street STE 219083 Kansas City, MO 64105-1407
Opening an Account

1.	Carefully read this prospectus.

2.	Determine how much you want to invest.

3.
Carefully complete the appropriate parts of the account application, including the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional form if you want to add privileges later. If you have questions, please contact your financial advisor or the Madison Funds.

When opening a new account, the Fund is required by law to obtain certain personal information from you to verify your identity, including name, address, date of birth, and other information that will allow us to identify you. If you do not provide the information, the Fund’s transfer agent, on behalf of the Fund, may not be able to open your account. If the transfer agent is unable to verify your identity, the Fund reserves the right to close your account or take such other action deemed reasonable or required by law.

Purchasing Shares
The following explains how to purchase shares by check, wire, phone, exchange or Internet. You may purchase shares at any time by complying with the minimum investment requirements. Upon request, your shares will be purchased at the next net asset value (“NAV”) calculated after your order is accepted in good order by the Fund. “Good order” means that the request includes the information described in the table below.

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK
Make out a check for the investment amount, payable to Madison Funds.	Make out a check for the investment amount, payable to Madison Funds.
Deliver the check and your completed application to your financial advisor or mail to Madison Funds.
Complete the detachable investment slip from your account statement. If no slip is available, send a letter specifying the Fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by check. Mail to Madison Funds.

A charge of $30 will be assessed for each returned check occurrence.
BY WIRE
Deliver your completed application to your financial advisor or mail to Madison Funds.	Call Madison Funds at 1-800-877-6089. Provide the Fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by wire.
Obtain your account number by calling your financial advisor or Madison Funds at 1-800-877-6089.

Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company, as indicated.

Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company:
ABA#: 0110-0002-8
FBO: Madison Funds
DDA#: 9905-510-5 FBO: (Shareholder name/account number)

BY PHONE
Not currently available.
Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by phone, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application.

To place your purchase order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day.
BY EXCHANGE (Available for most accounts and amounts that meet Fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.	Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.
Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange. You can only open up a new Fund position in an existing account by exchange.
Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange.
OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY INTERNET (Access 24 hours a day at www.madisonfunds.com.)
You cannot open a new account on the Internet.
Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by Internet, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application. Alternatively, you may check your profile on the Internet. The feature button will be activated if you are eligible to purchase shares.

Purchase orders received in good order by the Fund after the close of regular trading on the New York Stock Exchange
(usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.
Purchasing by Exchange
Within an account, you may exchange shares of the Fund for shares of the same class of another Madison Fund subject to the minimum investment requirements of the Fund purchased.
Except as approved by the Chief Compliance Officer of the funds, only five (5) exchanges are allowed per fund in a calendar year. If you establish a systematic exchange or automatic account rebalancing program (see the “Your Account—Additional Investor Services” section), those exchanges are not included in the exchange limit or redemption fee policies. The funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before an investor is permitted a new exchange. A fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.
It is important to note that additional restrictions may apply if you invest through an intermediary. The Trust will work with intermediaries to apply the funds’ exchange limit guidelines, but in some instances, the funds are limited in their ability to monitor the trade activity or enforce the funds’ exchange limit guidelines in such accounts. In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.

Selling Shares
The following explains how to sell your shares by letter, phone, exchange or Internet. You may sell shares at any time. Upon request, your shares will be sold at the next NAV calculated after your order is received in good order by the Fund. “Good order” means that the request includes the Fund and account number, amount of transaction, signatures of the owners as noted below and a “medallion guarantee” if required.
In certain circumstances, to protect you and the Fund, you will need to make your request to sell shares in writing, which may require sending additional documents. In addition, you will need to obtain a medallion guarantee if the redemption is:

•	over $100,000;

•	made payable to someone other than the registered shareholder(s); or

•	mailed to an address other than the address of record, or an address that has been changed within the last 30 days.
You can generally obtain a medallion guarantee from a financial institution, a broker or securities dealer, or a securities exchange or clearing agency. A notary public CANNOT provide a medallion guarantee. The Trust reserves the right to require a medallion guarantee on any redemption.

SELLING SHARES
BY LETTER (Available for accounts of any type and sales of any amount.)
Write a letter of instruction indicating your account number, Fund name, the name in which the account is registered and the dollar value or number of shares you wish to sell. Mail your letter, and any other required materials, to Madison Funds. A check will be mailed to the name and address in which the account is registered.

If you are:	A written letter of instruction to sell shares must include:
An owner of an individual, joint, sole proprietorship, UGMA/UTMA (custodial accounts for minors) or general partner account	• The signatures and titles of all persons authorized to sign for the account, exactly as the account is registered. • Medallion guarantee if applicable.
An owner of a corporate or association account	• The signature of the person(s) authorized to sign for the account. • Medallion guarantee required.
An owner or trustee of a trust account	• The signature(s) of the trustee(s). • Medallion guarantee required.
A joint tenancy shareholder whose co-tenant is deceased	• The signature of the surviving tenant. • Tax waiver (if applicable in your state). • Medallion guarantee required.
An executor of a shareholder’s estate	• The signature of the executor. • Tax waiver (if applicable in your state). • Medallion guarantee required.
For other account types not listed above, please call Madison Funds at 1-800-877-6089 for instructions.

BY PHONE (Available for most accounts and sales of up to $100,000 per day.)
To place your redemption order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day. Redemption requests may be placed on all business days (excluding market holidays). Checks are generally mailed the next business day after the redemption request is effective.

Redemption proceeds can be sent by electronic funds transfer (“EFT”) provided that you have pre-authorized banking information on file with Madison Funds. Redemption proceeds from EFT transactions are generally available by the second business day. Madison Funds does not charge for EFT; however, your financial institution may charge a fee for this service.

Amounts of $1,000 or more can be wired on the next business day, provided that you have pre-authorized the wiring of funds and the needed information is on file with Madison Funds. A $15 fee will be deducted from your account to send the wire; your financial institution may charge an additional fee to accept the wired funds.

BY EXCHANGE (Available for most accounts and amounts that meet Fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089. Call your financial advisor, Madison Funds, or use the Internet at www.madisonfunds.com to execute the exchange.

BY INTERNET
You cannot redeem your shares on the Internet.
Redemption requests received in good order by the Fund after the close of regular trading on the New York Stock Exchange
(usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.
The Trust typically expects that the Fund will pay redemption proceeds one business day following receipt and acceptance of a redemption order. However, payment may take longer than one business day and make take up to seven days as generally permitted by the 1940 Act. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the Fund will pay redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal market conditions, the Trust typically expects that the Fund will meet shareholder redemptions by monitoring the Fund’s portfolio and redemption activity and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Fund may use additional methods to meet redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Fund’s custodian bank, and making payment with Fund securities or other Fund assets rather than in cash (as further discussed in the following paragraph).
Although payment of redemptions normally will be in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of securities held by the Fund (commonly referred to as an in-kind redemption). To the extent that the Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities. The SAI contains further information about in-kind redemptions.
General Policies
Limitation on Purchases. If you purchase shares by check and your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A charge of $30 will be assessed for each returned check occurrence. We do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares. All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. financial institutions.
Pricing of Fund Shares. The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3:00 p.m., Central Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time) will be processed using the next day’s NAV. The NAV per share for each fund and class is not determined on days the New York Stock Exchange is closed for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
The Fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares outstanding.
If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, Madison may value the security or investment using procedures approved by the Board of Trustees of the Trust that are designed to establish its “fair” value. The fair valuation procedures may be used to value any investment of any fund in the appropriate circumstances. Securities and other investments valued at their “fair” value entail significantly greater valuation risk than do securities and other investments valued at an established market value.
Madison relies on its fair value procedures most often in connection with foreign securities whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent “fair value” pricing service. Nonetheless, Madison separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.
Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by Madison under the fair valuation procedures for any security or other investment may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service; (2) other financial institutions or investment managers; or (3) Madison, had it used a different methodology to value the security. The Trust cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.
To the extent the funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the NAV of such funds’ shares may change on days when shareholders will not be able to purchase or redeem the funds’ shares.
Execution of Requests. The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good order by the Trust. In unusual circumstances, a fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days or longer, as allowed by federal securities law.
Buy and Sell Prices. When you buy shares, you pay the NAV plus any applicable sales charges (of which there is none for Class Y shares). When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC) (of which there is none for Class Y shares). Purchase orders and redemption and exchange requests will be executed at the price next determined after the order or request is received in good order by the Trust, as described in “Your Account - Purchasing Shares” and “Your Account - Selling Shares.”
Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase payment has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to seven business days after the purchase.
Frequent Purchases and Redemptions of Fund Shares. The Trust discourages investors from using the funds to frequently trade or otherwise attempt to “time” the market. As a result, the funds reserve the right to reject a purchase or exchange request for any reason.

Market Timing. It is the policy of the Madison Funds to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below. To accomplish this, the funds reserve the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account. In addition, the funds have written agreements in place with intermediaries who hold fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the funds the authority to identify third parties who invest in the funds through such intermediaries so that the funds can prevent them from engaging in harmful frequent trading and market-timing activity as described below.
Identifiable Harmful Frequent Trading and Market-Timing Activity. The Trust defines harmful trading activity as that activity having a negative effect on portfolio management or fund expenses. For example, a fund subject to frequent trading or “market-timing” must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the “normal” cash requirements the fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing a fund’s portfolio manager to keep greater cash balances to accommodate market timing, the fund may be unable to invest its assets in accordance with the fund’s investment objective. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the affected fund to continually purchase and sell securities, the fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the affected fund’s transfer agent, increasing transfer agent expenses and, if not actually raising fund expenses, at least preventing them from being lowered.
For all of the above reasons, the funds monitor cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the funds decline such requests; when trades are attempted without such courtesy, the funds make every effort to block them and prohibit any future investments from the source of such trades. The funds do not define market-timing by the frequency or amount of trades during any particular time period. Rather, the funds seek to prevent market-timing of any type that harms the funds in the manner described above.
The funds do not currently impose additional fees on market timing activity although the right to do so is reserved upon notice to shareholders in the future. The funds do not specifically define the frequency of trading that will be considered “market timing” because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the funds identify any shareholder activity that causes or is expected to cause the negative results described above, the funds will block the shareholder from making future investments. As a practical matter, the Trust’s generally applicable restriction on exchanges per fund to five per year, as described in the “Purchasing By Exchange” section above, limits the occurrence of frequent trading and market-timing activity.
The funds use their discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the funds do not distinguish between shareholders that invest directly with a fund or shareholders that invest with the Trust through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.
Other Risks Associated with Market Timing. Moving money in and out of funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many funds since it can complicate fund management and, if successfully employed, have a negative impact on performance. In particular, a successful “market-timer” could, over time, dilute the value of fund shares held by long-term investors by essentially “siphoning off” cash by frequently buying fund shares at an NAV lower than the NAV at which the same shares are redeemed. The funds will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in any of the Madison Funds should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.
Exceptions or Other Arrangements. It is possible that a fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the fund (see the section above entitled “Other Risks Associated with Market Timing”). However, the funds believe their procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled “Identifiable Harmful Frequent Trading and Market-Timing Activity” regardless of the nature of the shareholder or method of investment in the Trust.
Delegation to Certain Intermediaries. The Trust may rely on the short-term trading policies enforced by financial intermediaries if, in the discretion of the Trust’s Chief Compliance Officer, such policies are designed to prevent the harm that these policies are designed to address. Intermediary policies relied upon in this manner must be adequately identified in written agreements enforceable by the Trust or its distributor on behalf of the funds.
Because the funds discourage market timing in general, Madison Funds does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise.
Although the funds believe reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the funds cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.
Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, the Trust will take measures to verify the caller’s identity, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. The Trust is not responsible for any losses that may occur due to unauthorized telephone calls. Also for your protection, redemption transactions are not permitted via telephone on accounts for which names or addresses have been changed within the past 30 days unless the account has been pre-authorized for EFT or wire redemption privileges to a financial institution account.
Internet Transactions. For your protection, you will need your Social Security and account number to establish access to your account on the Internet. You will be asked to assign a unique password and you will need to use that password on all future visits to verify your identity. Buy and sell prices and valuation of shares procedures are consistent with the policies noted above. The Trust is not responsible for any losses that may occur due to unauthorized access.
Special Redemptions. Although no fund would normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities held by the fund as prescribed by the Board of Trustees. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended. Under that rule, each fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the fund’s NAV at the beginning of such period.
Householding. To reduce shareholder service expenses, the Trust intends to send only one copy of its reports per household regardless of the number of investors at the household or the number of accounts held. However, any investor may obtain additional reports upon request to Madison Funds.
Account Statements. In general, you will receive account statements every quarter, as well as after every transaction (except for any dividend reinvestment or systematic transactions) that affects your account balance and after any changes of name or address of the registered owner(s). Every year you should also receive, if applicable, a Form 1099 tax information statement, which will be mailed to you by January 31.
Research and Other fees. Shareholders who need investment records for years prior to the past calendar year may be charged a research fee of $5 per request (with a maximum fee of $25 per request). The funds reserve the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.
Small Accounts. Due to the high fixed cost of maintaining mutual fund accounts, the Trust reserves the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000. We will mail you a notice asking you to bring the account value up to $1,000 or initiate a systematic investment program. If you do not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, the Trust may sell your shares and mail the proceeds to you at your address of record.
Escheatment. Please be advised that certain state escheatment laws may require the funds to turn over your mutual fund account to the state listed in your account registration as abandoned property unless you contact the funds. Many states have added ‘‘inactivity’ ‘or the absence of customer initiated contact as a component of their rules and guidelines for the escheatment of unclaimed property. These states consider property to be abandoned when there is no shareholder initiated activity on an account for at least three (3) to five (5) years. Depending on the laws in your jurisdiction, customer initiated contact might be achieved by one of the following methods:

•	Send a letter to Madison Funds via the United States Post Office,

•
Speak to a Shareholder Service Representative on the phone after you go through a security verification process. For residents of certain states, contact cannot be made by phone but must be in writing or through the funds secure web application,

•	Access your account through the funds secure web application,

•	Cashing checks that are received and are made payable to the owner of the account.
Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. The completed designation form may be mailed to Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083.
The funds, the investment adviser, and the transfer agent will not be liable to shareholders or their representatives for good faith compliance with escheatment laws. To learn more about the escheatment rules for your particular state, please contact your attorney or State Treasurer’s and/or Controller’s Offices. If you do not hold your shares directly with the funds, you should contact your broker-dealer, retirement plan, or other third party, intermediary regarding applicable state escheatment laws.
Disclosure of Portfolio Information. Portfolio holdings information is available on the funds’ website at www.madisonfunds.com. In addition, a complete description of the funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.
Additional Investor Services
Depending on which share class you purchase, you may eligible to establish one or more of the additional account options described below. The minimums vary by share class.
Systematic Investment Program. You may set up regular investments from your financial institution account to purchase shares. You determine the frequency (no less than quarterly), day of the month, amount of your investments, and you may terminate the program at any time. Minimum investments per fund are $1,000 per month for Class Y shares (unless you qualify for a reduced investment minimum as described under the Share Class Availability and Investment Minimums section of this prospectus). To take advantage of the systematic investment program, complete the appropriate parts of the new account application or, for an existing account, the account maintenance form.
Payroll Deduction/Direct Deposit Program. If your employer supports a payroll deduction program, you may set up regular investments from your payroll to purchase shares. You determine the frequency (no less than quarterly), day of the month, amount of your investments, and you may terminate the program at any time. Minimum investments may be as little as $1,000 per month for Class Y shares (unless you qualify for a reduced investment minimum as described under the Share Class Availability and Investment Minimums section of this prospectus). To take advantage of the payroll deduction program, complete the Madison Funds’ Payroll Deduction/Direct Deposit Form. A new account application must accompany the form if you are opening a new account.

Systematic Withdrawal Program. If your account balance is at least $25,000 for Class Y shares, you may make systematic withdrawals from your account. You determine the frequency (no less than monthly), day of the month, amount of your withdrawals, and you may terminate the program at any time. All payees must be on the same payment schedule. To take advantage of the systematic withdrawal program, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form.
Systematic Exchange Program. If your account balance is at $25,000 for Class Y shares, you may exchange your shares for the same class of shares of another fund under the systematic exchange program. Each systematic exchange must be at least $1,000 per month for Class Y shares (unless you qualify for a reduced investment minimum as described under the Share Class Availability and Investment Minimums section of this prospectus). To take advantage of the systematic exchange program, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form.
Retirement Plans. Shares of the Trust may be used to fund a variety of retirement plans, including IRAs, SEPs, 401(k) plans, 457 non-qualified deferred compensation plans, and other pension and profit sharing plans (availability may vary in Puerto Rico). Using these plans, you may open an account with either a minimum initial investment or by establishing a systematic investment program. To find out more, call Madison Funds at 1-800-877-6089.
Distributions and Taxes. The Fund generally distributes most or all of its net investment income and capital gains. Capital gain distributions, if any, are typically made in December. Income distributions for the Madison Small Cap Fund are declared annual and paid annually.
Distribution Reinvestments. Many investors have their distribution payments reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice on the account application, your distribution payments will be reinvested on the payment date.  Alternatively, you can choose to have a check mailed to you for your distribution payments.  However, if, for any reason, the check is not deliverable, or you do not respond to mailings from Madison Funds with regard to uncashed distribution checks, your distribution payments may be reinvested and no interest will be paid on amounts represented by the check.  In addition, your distribution options may be automatically converted to having all dividends and other distributions reinvested in additional shares.
Taxability of Distributions. All distributions that you receive from the Fund are generally taxable, whether reinvested or received in cash. Distributions from the Fund’s investment company taxable income (which includes dividends, taxable interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income, unless such distributions are attributable to “qualified dividend” income eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Under proposed regulations, distributions paid by the Fund that are attributable to its REIT dividend income are eligible for the federal qualified business income deduction of up to 20%, unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by the Fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares unless you are exempt from taxation or entitled to a tax deferral. Currently, the maximum federal income tax rate applicable to long-term capital gains, and thus to qualified dividend income is 20%. The Fund will inform its shareholders of the portion of its dividends (if any) that constitute qualified dividend income.
Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and qualified foreign corporations. The portion of a distribution that the Fund pays that is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of the non-corporate shareholders of the Fund. If the Fund has income of which more than 95% was qualified dividends, all of the Fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both the Fund and the shareholder also must be satisfied to obtain qualified dividend treatment.
When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.
Fund distributions from the Small Cap Fund are expected to be primarily distributions of net capital gains.
Taxability of Transactions. Your redemption of fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of fund shares for shares in any other fund of the Trust generally will have similar tax consequences.
Withholding. If you do not furnish the Trust with your correct Social Security Number or Taxpayer Identification Number and/or the Trust receives notification from the Internal Revenue Service requiring back-up withholding, the Trust is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 24% for U.S. residents.
This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser. Please see the SAI for more information about taxes.

PART B

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information, Subject to Completion,
Dated May 22, 2019

STATEMENT OF ADDITIONAL INFORMATION
RELATING TO THE REORGANIZATION OF ASSETS OF THE
BROADVIEW OPPORTUNITY FUND,
a series of Broadview Funds Trust
BY AND IN EXCHANGE FOR
CLASS Y SHARES OF THE MADISON SMALL CAP FUND,
a series of Madison Funds
Managed by:
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
1-800-877-6089
June [ ], 2019
I.     General Information
This Statement of Additional Information (“Acquisition SAI”) relates to the proposed reorganization of the Broadview Opportunity Fund (the “Broadview Fund”), a series of Broadview Funds Trust, into the Madison Small Cap Fund (the “Madison Fund”), a series of Madison Funds (the “Acquisition”). The Broadview Fund and the Madison Fund are collectively referred to herein as the “Funds.”
This Acquisition SAI contains information which may be of interest to shareholders of the Broadview Fund but which is not included in the Combined Prospectus/Information Statement dated June [ ], 2019 which relates to the Acquisition. As described in the Combined Prospectus/Information Statement, the Acquisition involves the transfer of all of the assets of the Broadview Fund to the Madison Fund (and the assumption by the Madison Fund of all of the liabilities of the Broadview Fund), in exchange for Class Y shares of the Madison Fund. The Broadview Fund will distribute the Madison Fund shares it receives to its shareholders in complete liquidation of the Broadview Fund. This Acquisition SAI is not a prospectus and should be read in conjunction with the Combined Prospectus/Information Statement. The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Funds at Madison Funds, P.O. Box 8390, Boston, MA 02266-8390, or by calling toll-free 1-800-877-6089.
This Acquisition SAI consists of the following documents, each of which is incorporated by reference herein, as well as the pro forma financial information set forth below:

•	Broadview Fund SAI: Statement of Additional Information of the Broadview Fund dated January 28, 2019, as supplemented and/or amended to date (File Nos. 333- 191142; 811-22885);

•	Madison Fund SAI: Statement of Additional Information of Madison Funds dated February 28, 2019, as supplemented and/or amended to date (File Nos. 333-29511; 811-08261);

•
Annual Report of the Funds: the Report of the Independent Registered Public Accounting Firm and audited financial statements included in the Annual Report to Shareholders of the Broadview Fund for the fiscal year ended September 30, 2018 (filed on December 7, 2018; File Nos. 333-191142 and 811-22885), and the Report of the Independent Registered Public Accounting Firm and audited financial statements included in the Annual Report to Shareholders of the Madison Fund for the fiscal year ended October 31, 2018 (filed on January 4, 2019; File Nos. 333-29511; 811-08261); and

•	Semi-Annual Reports of the Broadview Fund: The Semi-Annual Report for the Broadview Fund for the semi-annual period ended March 31, 2019 (filed on [DATE]; File No, [ ]).
II.    Supplemental Information
Set forth below is information about the portfolio managers of the Madison Fund assuming the Acquisition is completed, including information about their compensation, and other accounts managed by them.
Compensation. Madison believes portfolio managers should receive compensation for the performance of the firm’s client accounts, their individual effort, and the overall profitability of the firm. As such, portfolio managers receive a base salary, as well as an incentive bonus based on the attainment of certain goals and objectives in the portfolio management process (described below). The portfolio managers also participate in the overall profitability of the firm directly, through an ownership interest in the firm, or indirectly, through a firm-sponsored profit sharing plan. Madison believes its portfolio managers’ goals are aligned with those of long-term investors, recognizing client goals to outperform over the long-term.
With regard to incentive compensation, the incentive pools for the asset allocation, equity and fixed-income teams are calculated based on a percentage of revenue from each investment strategy. Equity and fixed income teams managers are rewarded for performance relative to their benchmark(s) over both a one- and three-year period (measured on a pre-tax basis). The asset allocation team managers are rewarded for performance relative to their benchmark(s) over a one-, three- and five-year period (measured on a pre-tax basis), which is based on a risk-adjusted return. Incentive compensation earned is paid out over a two year period, so that if a portfolio manager leaves the employ of Madison, he or she forfeits a percentage of his or her incentive compensation. The purpose of this structured payout is to aid in the retention of investment personnel.
All incentive compensation must be approved by the compensation committee. The incentive compensation pool shared by the members of the firm’s asset allocation and equity management teams is based on the performance of the firm’s various asset allocation and equity mutual funds measured against the appropriate index benchmarks.
The incentive compensation pool shared by the members of the firm’s fixed-income management team is based on the performance of the firm’s various fixed-income composites measured against the appropriate index benchmarks. All firm fixed-income accounts, including mutual funds, regardless of whether they are included in such composites, are managed with the same general investment philosophy, approach and applicable allocations regarding duration, spreads and other fixed-income characteristics.
There is no difference in the way the firm compensates portfolio managers for managing a mutual fund or a private client account (or any other type of account). Instead, compensation is based on the entire employment relationship, not on the performance of any single account or type of account.
Other Accounts Managed (as of September 30, 2018):
Richard E. Lane

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$44 million	1	$44 million
Other Accounts	14	$73 million	0	$0

Aaron J. Garcia

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	13	$68 million	0	$0

Faraz Farzam

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	13	$68 million	0	$0
Fund Ownership (as of September 30, 2018):

Name of Portfolio Manager	Dollar Range of Shares in the Fund
Richard E. Lane	Over $1,000,000
Aaron J. Garcia	$500,001 - $1,000,000
Faraz Farzam	$100,001 - $500,000

III.    Pro Forma Financial Information
Set forth below is unaudited pro forma financial information demonstrating the effect of the Acquisition on the Funds.
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Acquisition had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Broadview Fund and the Madison Fund, each as identified below for the 12-month period ended October 31, 2018. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in the Funds’ Annual and Semi-Annual Reports to Shareholders.

Narrative Description of the Pro Forma Effects of the Acquisition

Note 1 - Acquisition
The unaudited pro forma information has been prepared to give effect to the Acquisition, as of the period indicated below.

Acquired Fund	Acquiring Fund	Balance Sheet & Income Statement Period Ended
Broadview Fund	Madison Fund	October 31, 2018
Basis of Pro Forma. The Acquisition will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Broadview Fund or its shareholders as a result of the Acquisition. The Broadview Fund and the Madison Fund are both series of a registered open-end management investment company that issue their shares in separate series. The Acquisition will be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Madison Fund in exchange for shares of the Madison Fund and the distribution of such shares to Broadview Fund shareholders in complete liquidation of the Broadview Fund. The table below shows the shares that Broadview Fund shareholders would exchange and the class of shares received from the Acquiring Fund if the Acquisition were to have taken place on the period ended date in Note 1.

Acquired Fund Share Class		Acquiring Fund Share Class

Broadview Fund	Shares Exchanged	Madison Fund
Common shares	14,066,295	Class Y
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Madison Fund, and the results of operations of the Madison Fund for pre-Acquisition periods will not be restated. All securities held by the Broadview Fund comply with investment objectives, strategies and restrictions of the Madison Fund at period ended date in Note 1.
Note 2 - Net Assets
The table below shows the net assets of the Madison Fund and the Broadview Fund and pro forma combined net assets as of the date indicated.

Fund	Net Assets	As-of-Date
Broadview Fund (Acquired Fund)	$489,371,593	October 31, 2018
Madison Fund (Acquiring Fund)	$42,716,094	October 31, 2018
Madison Fund (Pro Forma Combined)	$532,087,687	October 31, 2018
Note 3 - Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Acquisition had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating the daily net asset values of the Funds and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Madison Fund Expense Category	Increase (Decrease) in Expense	Basis Point (bp) Effect
Service agreement fees[1]	$(9,987)	4
1 Service agreement fees are adjusted to reflect the agreement by Madison Asset Management, LLC to cap the fees and expenses attributable to Class Y shares of the Madison Fund, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of shares of the Broadview Fund, as reflected in the Fund’s September 30, 2018 Annual Report, for a period of two years from the date of closing the Acquisition.

Note 4 - Acquisition Costs
The costs associated with the Acquisition include among others legal, accounting, printing and conversion fees. The investment adviser to the Broadview Fund and the investment adviser to the Madison Fund will equally bear the costs and expenses of the Acquisition that are incurred by the Broadview Fund, but not including any brokerage commissions, dealer mark-ups, transfer taxes and similar expenses (“Portfolio Expenses”) that it may incur in connection with the purchase, sale or transfer of portfolio securities; provided that such expenses shall not exceed $40,000 in the aggregate. Any such expenses of the Broadview Fund in excess of the $40,000 shall be borne by the investment adviser to the Broadview Fund. The investment adviser to the Madison Fund will bear the costs and expenses of the Acquisition that are incurred by the Madison Fund, but not including Portfolio Expenses. So, the shareholders of the Funds will not bear any expenses related to the Acquisition other than Portfolio Expenses. The pro forma financial information has not been adjusted for any costs related to the Acquisition other than Portfolio Expenses. Total costs, including Portfolio Expenses noted above, are expected to be approximately $[ ].
Note 5 - Accounting Survivor
The Broadview Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense ratios and is the larger and older Fund.
Note 6 - Capital Loss Carry Forward
The Madison Fund is expected to undergo an ownership change for tax purposes and thus, as a result, its capital loss carry forwards and certain built-in losses, if any, may be subject to the loss limitation rules of the Internal Revenue Code. As of October 31, 2018, the Madison Fund’s last fiscal year-end, the Madison Fund did not have a capital loss carry forward. For additional information regarding capital loss limitations, please see the section entitled “Information About the Acquisition-Federal Income Tax Consequences” in the Prospectus/Information Statement filed on Form N-14 with the Securities and Exchange Commission.

PART C

OTHER INFORMATION

ITEM 15. Indemnification

Madison Funds (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on February 27, 2019 with Post-Effective Amendment No. 72.

ITEM 16. Exhibits

1.	Amended and Restated Declaration of Trust of Registrant dated May 8, 2019 - Filed herewith.

2.	Not applicable.

3.	Not applicable.

4.	Agreement and Plan of Reorganization and Liquidation – Filed herewith.

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.
(a)    Amended and Restated Investment Advisory Agreement between Registrant and Madison Asset Management, LLC (“MAM”) dated February 6, 2019 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 72 to the Registration Statement on Form N-1A filed on February 27, 2019).

(b)	Amended and Restated Services Agreement between Registrant and MAM dated [ ], 2019 – To be filed by Amendment.

7.
(a)    Amended and Restated Distribution Agreement between Registrant and MFD Distributor, LLC dated February 10, 2017 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 14, 2017).

(b)	Form of Dealer Agreement and 22c-2 Addendum (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A February 14, 2017).

8.	Not applicable.

9.
(a)    Custody Agreement between Registrant and State Street Bank and Trust Company (“SSB”) dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed on February 28, 2013).

(b)	Letter Amendment to Custody Agreement with SSB dated July 31, 2014 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 14, 2017).

10.	Amended and Restated Rule 18f-3 Plan dated February 10, 2017 (incorporated by reference to PEA No. 54 to the Registration Statement filed on Form N-1A filed on February 14, 2017).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued – Filed herewith.

12.	Opinion (and Consent) of Counsel on Tax Matters – To be filed by Amendment.

13.	Other Material Contracts

(a)
Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”) dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed on February 28, 2013).

(b)	Amendment to Transfer Agency and Service Agreement with BFDS dated November 2, 2016 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 14, 2017).

(c)	Amendment to Transfer Agency and Service Agreement with BFDS dated November 3, 2016 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 14, 2017).

(d)	Securities Lending Agreement between the Registrant and SSB dated January 12, 2018 (incorporated by reference to PEA No. 70 to the Registration Statement on Form N-1A filed on February 28, 2018).

14.	(a) Consent of [Madison Auditor(s)] – To be filed by Amendment.

(b)	Consent of [Broadview Auditor(s)] – To be filed by Amendment.

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant– Filed herewith.

17.	None.

ITEM 17. Undertakings

1.
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 22nd day of May, 2019.

MADISON FUNDS

/s/ Kevin S. Thompson
By:    Kevin S. Thompson
Its:     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Kevin S. Thompson	President (Principal Executive	May 22, 2019
Kevin S. Thompson	Officer)
/s/ Greg D. Hoppe	Treasurer (Principal Financial	May 22, 2019
Greg D. Hoppe	Officer)

/s/ Katherine L. Frank	Trustee	May 22, 2019
Katherine L. Frank

*	Trustee	May 22, 2019
Carrie Thome

*	Trustee	May 22, 2019
James R. Imhoff, Jr.

*	Trustee	May 22, 2019
Steven P. Riege

*	Trustee	May 22, 2019
Richard E. Struthers

*By: /s/ Kevin Thompson
Kevin Thompson
*Pursuant to Power of Attorney (see Exhibit 16 to this Form N-14 Registration Statement).

INDEX TO EXHIBITS

Exhibit        Caption

1        Amended and Restated Declaration of Trust

4        Agreement and Plan of Reorganization and Liquidation

11	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued

16        Powers of Attorney of the Trustees of the Registrant